UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00121

Name of Registrant:	Vanguard Wellington Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2024—November 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Wellington™ Fund Investor Shares - VWELX

Vanguard Wellington™ Fund Admiral™ Shares - VWENX

Vanguard Wellington™ Fund
Investor Shares (VWELX)
Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard Wellington Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$26	0.24%
How did the Fund perform during the reporting period?
  For the 12 months ended November 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. regarding robust corporate earnings and artificial intelligence was tempered at times by market concerns about evolving trade policies, stretched equity valuations, and stubbornly high inflation. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  In the stock portion of the Fund’s portfolio, strong selection in industrials, communication services, real estate, and information technology contributed to relative performance and more than offset positions that detracted, such as an allocation to cash, selection in health care, and an overweight allocation to financials.
  The portfolio’s credit spread duration, which measures bond prices’ sensitivity to changes in their credit spreads, was the primary reason the bond portion of the Fund’s portfolio detracted from performance.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2015, Through November 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	14.37%	9.77%	9.87%
Wellington Composite Index	11.84%	9.77%	10.49%
Bloomberg U.S. Aggregate Bond Index	5.70%	-0.31%	1.99%
Dow Jones U.S. Total Stock Market Float Adjusted Index	13.53%	14.07%	13.98%
Fund Statistics (as of November 30, 2025)
Fund Net Assets (in millions)	$122,290
Number of Portfolio Holdings	1,636
Portfolio Turnover Rate	62%
Total Investment Advisory Fees (in thousands)	$73,053
Portfolio Composition % of Net Assets (as of November 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	66.1%
Corporate Bonds	21.7%
Sovereign Bonds	0.6%
Taxable Municipal Bonds	1.4%
U.S. Government and Agency Obligations	8.2%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR21

Vanguard Wellington™ Fund
Admiral™ Shares (VWENX)
Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard Wellington Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$17	0.16%
How did the Fund perform during the reporting period?
  For the 12 months ended November 30, 2025, the Fund outperformed its benchmark.
  Optimism in the U.S. regarding robust corporate earnings and artificial intelligence was tempered at times by market concerns about evolving trade policies, stretched equity valuations, and stubbornly high inflation. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  In the stock portion of the Fund’s portfolio, strong selection in industrials, communication services, real estate, and information technology contributed to relative performance and more than offset positions that detracted, such as an allocation to cash, selection in health care, and an overweight allocation to financials.
  The portfolio’s credit spread duration, which measures bond prices’ sensitivity to changes in their credit spreads, was the primary reason the bond portion of the Fund’s portfolio detracted from performance.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2015, Through November 30, 2025
Initial Investment of $50,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	14.48%	9.86%	9.96%
Wellington Composite Index	11.84%	9.77%	10.49%
Bloomberg U.S. Aggregate Bond Index	5.70%	-0.31%	1.99%
Dow Jones U.S. Total Stock Market Float Adjusted Index	13.53%	14.07%	13.98%
Fund Statistics (as of November 30, 2025)
Fund Net Assets (in millions)	$122,290
Number of Portfolio Holdings	1,636
Portfolio Turnover Rate	62%
Total Investment Advisory Fees (in thousands)	$73,053
Portfolio Composition % of Net Assets (as of November 30, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	0.8%
Common Stocks	66.1%
Corporate Bonds	21.7%
Sovereign Bonds	0.6%
Taxable Municipal Bonds	1.4%
U.S. Government and Agency Obligations	8.2%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR521

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024
(a) Audit Fees.	$247,000	$253,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$247,000	$253,000

(e)           (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)             For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)            Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$1,514,219	$3,802,420
Tax Fees.	$1,622,344	$1,960,472
All Other Fees.	$25,000	$293,000
Total.	$3,161,563	$6,055,892

(h)            For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended November 30, 2025
Vanguard Wellington™ Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	39
Tax information	40

Wellington Fund
Financial Statements
Schedule of Investments
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (66.1%)
Communication Services (7.2%)
	Alphabet Inc. Class A	17,495,195	5,601,611
	Meta Platforms Inc. Class A	3,160,449	2,047,813
	T-Mobile US Inc.	3,754,963	784,825
*	Netflix Inc.	3,169,070	340,929
			8,775,178
Consumer Discretionary (6.7%)
*	Amazon.com Inc.	16,741,033	3,904,344
	Marriott International Inc. Class A	3,100,439	944,983
*	Tesla Inc.	2,113,100	908,992
	Home Depot Inc.	2,421,911	864,428
	TJX Cos. Inc.	3,698,296	561,845
	Tractor Supply Co.	9,357,037	512,579
*	O'Reilly Automotive Inc.	4,971,918	505,644
*	Navan Inc. Class A	2,164,411	36,124
			8,238,939
Consumer Staples (3.0%)
	British American Tobacco plc	17,232,288	1,011,797
	Coca-Cola Co.	9,649,341	705,560
	Unilever plc	9,962,230	599,406
	Kroger Co.	8,783,385	590,946
	Philip Morris International Inc.	1,655,332	260,682
*	US Foods Holding Corp.	3,027,166	238,147
*	Performance Food Group Co.	2,089,341	202,812
			3,609,350
Energy (2.2%)
	Targa Resources Corp.	5,264,281	922,881
	Williams Cos. Inc.	11,835,506	721,137
	Exxon Mobil Corp.	5,416,010	627,824
	Marathon Petroleum Corp.	2,100,295	406,890
			2,678,732
Financials (8.3%)
	Wells Fargo & Co.	27,248,896	2,339,318
	Nasdaq Inc.	16,184,496	1,471,494
	Mastercard Inc. Class A	2,543,075	1,400,039
	JPMorgan Chase & Co.	3,116,040	975,570
	UBS Group AG (Registered)	22,357,001	862,855
	American Express Co.	1,867,407	682,108
	Blackrock Inc.	563,653	590,314
	Morgan Stanley	2,972,245	504,271
	KKR & Co. Inc.	4,112,687	503,023
	American International Group Inc.	5,787,631	440,786
	Arthur J Gallagher & Co.	1,721,459	426,268
			10,196,046
Health Care (7.5%)
	Eli Lilly & Co.	1,463,994	1,574,482
	Merck & Co. Inc.	11,815,072	1,238,574
	Abbott Laboratories	6,454,047	831,927
	AbbVie Inc.	3,647,864	830,619
	Thermo Fisher Scientific Inc.	1,266,732	748,423
	Haleon plc	151,399,132	744,564
	HCA Healthcare Inc.	1,389,634	706,337
	UnitedHealth Group Inc.	1,613,928	532,225
	GSK plc ADR	10,918,873	522,577
	AstraZeneca plc ADR	5,319,261	493,202
	Roche Holding AG	1,221,274	467,874
	Regeneron Pharmaceuticals Inc.	561,571	438,132
			9,128,936

Wellington Fund
				Shares	Market Value• ($000)
Industrials (4.1%)
	Caterpillar Inc.			2,144,891	1,234,942
	Republic Services Inc.			3,889,586	844,273
	Johnson Controls International plc			6,878,600	800,050
	Parker-Hannifin Corp.			879,909	758,218
	PACCAR Inc.			4,640,529	489,205
	WW Grainger Inc.			497,332	471,784
	Hubbell Inc. Class B			1,050,873	453,378
					5,051,850
Information Technology (22.5%)
	NVIDIA Corp.			37,889,501	6,706,441
	Apple Inc.			21,746,311	6,063,959
	Microsoft Corp.			11,925,185	5,867,310
	Broadcom Inc.			7,434,952	2,995,988
*	Advanced Micro Devices Inc.			3,853,401	838,230
	Amphenol Corp. Class A			5,747,264	809,789
	Texas Instruments Inc.			4,646,476	781,863
	Corning Inc.			8,336,743	701,954
*	ServiceNow Inc.			678,613	551,312
	Intuit Inc.			828,983	525,642
*	Snowflake Inc. Class A			2,019,514	507,383
	Jabil Inc.			1,706,921	359,665
*	Palantir Technologies Inc. Class A			2,099,397	353,643
	Micron Technology Inc.			1,434,725	339,284
*,1	Via Transportation Inc. Class A			1,720,700	59,932
					27,462,395
Materials (1.2%)
	Freeport-McMoRan Inc.			12,062,653	518,453
	Anglo American plc			12,597,342	476,120
	Linde plc			896,629	367,905
	Teck Resources Ltd. Class B			3,636,161	155,955
					1,518,433
Real Estate (1.5%)
	Welltower Inc.			4,591,912	956,128
	Simon Property Group Inc.			4,986,660	929,114
					1,885,242
Utilities (1.9%)
	Sempra			11,684,796	1,106,784
	Duke Energy Corp.			5,710,211	707,723
	NextEra Energy Inc.			6,204,121	535,354
					2,349,861
Total Common Stocks (Cost $46,653,699)					80,894,962
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (8.2%)
U.S. Government Securities (7.5%)
	United States Treasury Note/Bond	3.875%	5/31/2027	112,190	112,712
	United States Treasury Note/Bond	3.750%	6/30/2027	221,694	222,387
	United States Treasury Note/Bond	4.375%	7/15/2027	121,767	123,356
	United States Treasury Note/Bond	2.750%	7/31/2027	114,106	112,653
	United States Treasury Note/Bond	3.750%	8/15/2027	128,580	129,037
	United States Treasury Note/Bond	3.625%	8/31/2027	40,000	40,067
	United States Treasury Note/Bond	4.125%	9/30/2027	35,000	35,373
	United States Treasury Note/Bond	3.500%	10/31/2027	751,938	751,791
	United States Treasury Note/Bond	4.125%	10/31/2027	62,400	63,102
	United States Treasury Note/Bond	2.250%	11/15/2027	161,802	157,959
	United States Treasury Note/Bond	3.875%	11/30/2027	67,100	67,574
	United States Treasury Note/Bond	4.000%	12/15/2027	138,136	139,496
	United States Treasury Note/Bond	4.250%	1/15/2028	56,098	56,949
	United States Treasury Note/Bond	4.000%	2/29/2028	55,525	56,123
	United States Treasury Note/Bond	3.875%	3/15/2028	73,310	73,937
	United States Treasury Note/Bond	3.625%	3/31/2028	19,195	19,253
	United States Treasury Note/Bond	3.750%	4/15/2028	118,721	119,407
	United States Treasury Note/Bond	3.750%	5/15/2028	77,399	77,876

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.625%	5/31/2028	12,367	12,407
	United States Treasury Note/Bond	3.875%	6/15/2028	67,069	67,708
	United States Treasury Note/Bond	3.625%	8/15/2028	120,000	120,422
	United States Treasury Note/Bond	4.375%	8/31/2028	20,121	20,579
	United States Treasury Note/Bond	3.375%	9/15/2028	26,118	26,039
	United States Treasury Note/Bond	4.625%	9/30/2028	58,375	60,144
	United States Treasury Note/Bond	3.500%	11/15/2028	29,160	29,168
	United States Treasury Note/Bond	4.375%	11/30/2028	101,214	103,713
	United States Treasury Note/Bond	3.750%	12/31/2028	97,033	97,739
	United States Treasury Note/Bond	4.250%	2/28/2029	221,425	226,355
	United States Treasury Note/Bond	4.125%	3/31/2029	207,356	211,260
	United States Treasury Note/Bond	4.625%	4/30/2029	178,095	184,342
	United States Treasury Note/Bond	4.500%	5/31/2029	117,992	121,743
	United States Treasury Note/Bond	4.250%	6/30/2029	133,150	136,344
	United States Treasury Note/Bond	4.000%	7/31/2029	166,942	169,564
	United States Treasury Note/Bond	3.625%	8/31/2029	25,059	25,128
	United States Treasury Note/Bond	3.500%	9/30/2029	121,244	121,026
	United States Treasury Note/Bond	3.875%	9/30/2029	4,297	4,346
	United States Treasury Note/Bond	4.000%	10/31/2029	15,799	16,052
	United States Treasury Note/Bond	4.125%	10/31/2029	177,414	181,087
	United States Treasury Note/Bond	4.125%	11/30/2029	132,097	134,863
	United States Treasury Note/Bond	4.375%	12/31/2029	2,311	2,382
[2]	United States Treasury Note/Bond	4.000%	2/28/2030	55,241	56,173
	United States Treasury Note/Bond	4.000%	3/31/2030	116,959	118,941
	United States Treasury Note/Bond	3.500%	4/30/2030	63,526	63,327
	United States Treasury Note/Bond	3.875%	4/30/2030	121,919	123,400
	United States Treasury Note/Bond	3.750%	5/31/2030	11,316	11,394
	United States Treasury Note/Bond	4.000%	5/31/2030	141,743	144,212
	United States Treasury Note/Bond	3.875%	6/30/2030	129,315	130,886
	United States Treasury Note/Bond	3.875%	7/31/2030	85,000	86,029
	United States Treasury Note/Bond	3.625%	8/31/2030	59,532	59,607
	United States Treasury Note/Bond	3.625%	9/30/2030	155,249	155,425
	United States Treasury Note/Bond	3.625%	10/31/2030	599,435	600,044
	United States Treasury Note/Bond	4.875%	10/31/2030	4,088	4,319
[3]	United States Treasury Note/Bond	3.500%	11/30/2030	310,447	309,016
	United States Treasury Note/Bond	3.750%	12/31/2030	19,022	19,133
	United States Treasury Note/Bond	4.125%	7/31/2031	85,473	87,420
	United States Treasury Note/Bond	3.625%	9/30/2031	10,517	10,480
	United States Treasury Note/Bond	4.125%	10/31/2031	6,565	6,713
	United States Treasury Note/Bond	4.375%	1/31/2032	9,570	9,911
	United States Treasury Note/Bond	4.000%	4/30/2032	22,240	22,566
	United States Treasury Note/Bond	4.000%	6/30/2032	26,254	26,626
	United States Treasury Note/Bond	3.875%	8/31/2032	12,677	12,754
	United States Treasury Note/Bond	3.875%	9/30/2032	75,355	75,785
	United States Treasury Note/Bond	3.750%	10/31/2032	61,931	61,795
	United States Treasury Note/Bond	4.250%	11/15/2034	9,585	9,802
	United States Treasury Note/Bond	4.250%	8/15/2035	609,278	621,250
	United States Treasury Note/Bond	4.000%	11/15/2035	220,521	220,176
	United States Treasury Note/Bond	1.750%	8/15/2041	12,610	8,673
	United States Treasury Note/Bond	2.000%	11/15/2041	227,873	162,146
	United States Treasury Note/Bond	2.375%	2/15/2042	8,898	6,674
	United States Treasury Note/Bond	3.250%	5/15/2042	20,950	17,808
	United States Treasury Note/Bond	3.375%	8/15/2042	120,104	103,482
	United States Treasury Note/Bond	4.000%	11/15/2042	110,357	103,111
	United States Treasury Note/Bond	3.875%	2/15/2043	85,497	78,457
	United States Treasury Note/Bond	4.375%	8/15/2043	23,886	23,286
	United States Treasury Note/Bond	4.750%	11/15/2043	43,742	44,644
	United States Treasury Note/Bond	4.125%	8/15/2044	15,310	14,354
	United States Treasury Note/Bond	4.625%	11/15/2044	3,260	3,262
	United States Treasury Note/Bond	4.750%	2/15/2045	69,571	70,667
	United States Treasury Note/Bond	5.000%	5/15/2045	161,210	169,013
	United States Treasury Note/Bond	4.875%	8/15/2045	250,230	258,049
[3]	United States Treasury Note/Bond	4.625%	11/15/2045	52,000	51,951
	United States Treasury Note/Bond	2.375%	5/15/2051	14,667	9,539
	United States Treasury Note/Bond	3.000%	8/15/2052	109	81
	United States Treasury Note/Bond	4.000%	11/15/2052	437	390
	United States Treasury Note/Bond	3.625%	2/15/2053	28,411	23,701
	United States Treasury Note/Bond	4.125%	8/15/2053	9,145	8,338
	United States Treasury Note/Bond	4.625%	5/15/2054	56,707	56,218
	United States Treasury Note/Bond	4.500%	11/15/2054	6,472	6,286

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.625%	2/15/2055	79,542	78,880
	United States Treasury Note/Bond	4.750%	5/15/2055	52,251	52,890
	United States Treasury Note/Bond	4.750%	8/15/2055	217,058	219,780
	United States Treasury Note/Bond	4.625%	11/15/2055	112,192	111,364
					9,161,691
Conventional Mortgage-Backed Securities (0.6%)
[4,5]	Fannie Mae Pool	1.770%	1/1/2036	18,746	15,262
[4,5]	Fannie Mae Pool	3.000%	6/1/2043	4,988	4,602
[3,4,5,6]	Fannie Mae Pool	3.820%	12/1/2030	37,709	37,858
[4,5]	Fannie Mae Pool	4.050%	9/1/2030	39,285	39,372
[4,5]	Fannie Mae Pool	4.120%	10/1/2030	28,642	28,790
[4,5]	Fannie Mae Pool	4.190%	8/1/2030	18,123	18,274
[4,5]	Fannie Mae Pool	4.200%	10/1/2030	52,490	52,948
[4,5]	Fannie Mae Pool	4.220%	8/1/2030–9/1/2030	35,439	35,779
[4,5]	Fannie Mae Pool	4.240%	9/1/2030	62,807	63,413
[4,5]	Fannie Mae Pool	4.270%	10/1/2030	36,365	36,795
[4,5]	Fannie Mae Pool	4.295%	10/1/2030	24,450	24,767
[4,5]	Fannie Mae Pool	4.340%	4/1/2030–8/1/2030	129,269	131,217
[4,5]	Fannie Mae Pool	4.360%	7/1/2030	15,100	15,352
[4,5]	Fannie Mae Pool	4.380%	8/1/2030	12,790	13,000
[4,5]	Fannie Mae Pool	4.400%	9/1/2030	24,875	25,311
[4,5]	Fannie Mae Pool	4.420%	8/1/2030	59,670	60,752
[4,5]	Fannie Mae Pool	4.670%	8/1/2030	8,296	8,534
[4]	Ginnie Mae I Pool	7.000%	11/15/2031–11/15/2033	390	401
[4,5]	UMBS Pool	2.500%	9/1/2027–4/1/2038	17,811	16,627
[4,5]	UMBS Pool	3.000%	3/1/2033	14,453	14,193
[4,5]	UMBS Pool	3.500%	11/1/2045–6/1/2046	45	42
[4,5]	UMBS Pool	5.000%	12/1/2054–10/1/2055	80,248	80,369
					723,658
Nonconventional Mortgage-Backed Securities (0.1%)
[4,5]	Fannie Mae REMICS	1.500%	8/25/2041	1,027	996
[4,5]	Fannie Mae REMICS	2.500%	8/25/2046	11,625	9,987
[4,5]	Fannie Mae REMICS	3.000%	2/25/2049	532	521
[4,5]	Fannie Mae REMICS	3.500%	4/25/2031–11/25/2057	41,978	40,963
[4,5]	Fannie Mae REMICS	4.000%	7/25/2053	1,005	1,002
[4,5]	Freddie Mac REMICS	3.500%	3/15/2031–10/15/2045	5,378	5,177
[4,5]	Freddie Mac REMICS	4.000%	12/15/2030–2/15/2031	2,207	2,202
[4]	Ginnie Mae REMICS	2.500%	10/20/2049	57,081	51,680
					112,528
Total U.S. Government and Agency Obligations (Cost $9,980,995)					9,997,877
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
[4]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/16/2030	43,970	45,583
[4,7]	American Tower Trust #1	5.490%	3/15/2028	66,310	67,491
[4,7]	Angel Oak Mortgage Trust Series 2019-5	2.593%	10/25/2049	472	467
[4,7]	Angel Oak Mortgage Trust Series 2019-6	2.620%	11/25/2059	1,130	1,114
[4,7]	Angel Oak Mortgage Trust Series 2021-6	1.458%	9/25/2066	17,807	15,220
[4,7]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/2039	9,196	8,994
[4,7]	CENT Trust Series 2025-CITY	5.091%	7/10/2040	31,860	32,422
[4,7]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/2061	10,738	8,765
[4,7]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/2062	3,569	3,509
[4,7]	Chesapeake Funding II LLC Series 2024-1A	5.520%	5/15/2036	12,469	12,602
[4,7]	Domino's Pizza Master Issuer LLC Series 2021-1A	2.662%	4/25/2051	13,377	12,739
[4,7]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/2051	23,496	21,617
[4,7]	Durst Commercial Mortgage Trust Series 2025-151	5.317%	8/10/2042	7,965	8,139
[4,7]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/2030	22,394	22,693
[4,7]	Enterprise Fleet Financing LLC Series 2024-1	5.230%	3/20/2030	11,909	11,998
[4,5,8]	Fannie Mae Connecticut Avenue Securities Series 2016-C03, SOFR30A + 6.014%	10.086%	10/25/2028	639	645
[4,7]	FirstKey Homes Trust Series 2021-SFR1	1.538%	8/17/2038	56,946	55,814
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/2033	28,605	29,015
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/2028	40,745	41,822
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/2029	47,852	49,973
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1512	3.059%	4/25/2034	6,000	5,481
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/2034	7,500	6,672
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/2036	17,705	14,379

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	16,251	15,826
[4]	GM Financial Automobile Leasing Trust Series 2024-2	5.390%	7/20/2027	25,771	25,887
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/2028	4,140	4,146
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.100%	3/16/2029	26,107	26,319
[4,7]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/2036	53,067	55,653
[4,7]	Home Partners of America Trust Series 2021-2	1.901%	12/17/2026	27,261	26,613
[4]	Honda Auto Receivables Owner Trust Series 2024-2	5.270%	11/20/2028	34,745	35,065
[4,7]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/2039	3,175	3,111
[4,7]	Horizon Aircraft Finance III Ltd. Series 2019-2	3.425%	11/15/2039	5,834	5,702
[4,7]	MACH 1 Cayman Ltd. Series 2019-1	3.474%	10/15/2039	2,153	2,130
[4,7]	RFR Trust Series 2025-SGRM	5.562%	3/11/2041	34,650	35,485
[4,7]	SoFi Professional Loan Program Trust Series 2021-B	1.140%	2/15/2047	9,394	8,292
[4,7]	Start II Ltd. Series 2019-1	4.089%	3/15/2044	6,229	6,213
[4,7]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/2051	19,129	18,546
[4,7]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/2051	35,385	32,981
[4,7]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/2034	51,826	51,447
[4]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/2029	29,410	29,588
[4,7]	Toyota Lease Owner Trust Series 2025-B	3.960%	11/20/2028	16,890	16,912
[4]	Volkswagen Auto Lease Trust Series 2024-A	5.210%	6/21/2027	25,860	26,032
[4]	Volkswagen Auto Lease Trust Series 2025-B	4.010%	1/22/2029	21,715	21,765
[4,7]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/2038	11,710	11,780
[4,7]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/2038	40,958	41,462
[4,7]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/2039	18,210	18,359
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,003,813)					996,468
Corporate Bonds (21.7%)
Communications (1.1%)
	Alphabet Inc.	4.375%	11/15/2032	13,050	13,200
	Alphabet Inc.	4.700%	11/15/2035	40,060	40,714
	Alphabet Inc.	5.250%	5/15/2055	3,230	3,211
	Alphabet Inc.	5.300%	5/15/2065	2,940	2,891
	Alphabet Inc.	5.700%	11/15/2075	11,580	11,898
	America Movil SAB de CV	3.625%	4/22/2029	26,990	26,494
	AT&T Inc.	4.550%	11/1/2032	20,320	20,342
	AT&T Inc.	3.500%	6/1/2041	79,450	63,280
	AT&T Inc.	4.300%	12/15/2042	53,231	45,852
	AT&T Inc.	4.350%	6/15/2045	13,770	11,592
	AT&T Inc.	5.550%	11/1/2045	26,495	26,051
	AT&T Inc.	4.750%	5/15/2046	20,379	18,075
	AT&T Inc.	6.050%	8/15/2056	9,700	10,008
	Charter Communications Operating LLC	6.100%	6/1/2029	4,675	4,877
	Charter Communications Operating LLC	4.400%	4/1/2033	13,950	13,144
	Charter Communications Operating LLC	5.850%	12/1/2035	2,810	2,816
	Charter Communications Operating LLC	3.500%	3/1/2042	41,025	28,791
	Comcast Corp.	5.650%	6/15/2035	4,725	4,981
	Comcast Corp.	6.500%	11/15/2035	945	1,059
	Comcast Corp.	3.250%	11/1/2039	15,755	12,521
	Comcast Corp.	3.750%	4/1/2040	8,140	6,818
	Comcast Corp.	3.969%	11/1/2047	33,549	25,796
	Comcast Corp.	3.999%	11/1/2049	24,157	18,275
	Comcast Corp.	2.887%	11/1/2051	43,840	26,471
	Comcast Corp.	2.450%	8/15/2052	13,355	7,262
	Comcast Corp.	2.937%	11/1/2056	164,258	95,576
	Comcast Corp.	2.987%	11/1/2063	84,251	46,990
[7]	Cox Communications Inc.	4.800%	2/1/2035	30,000	28,003
	Meta Platforms Inc.	4.600%	11/15/2032	22,885	23,235
	Meta Platforms Inc.	4.950%	5/15/2033	30,472	31,552
	Meta Platforms Inc.	5.500%	11/15/2045	64,115	64,089
	Meta Platforms Inc.	5.600%	5/15/2053	13,422	13,372
	Meta Platforms Inc.	5.400%	8/15/2054	53,145	51,441
	Meta Platforms Inc.	5.750%	5/15/2063	15,440	15,416
	Meta Platforms Inc.	5.550%	8/15/2064	17,300	16,733
[7]	NTT Finance Corp.	4.620%	7/16/2028	19,455	19,709
[7]	NTT Finance Corp.	4.876%	7/16/2030	23,315	23,815
[7]	NTT Finance Corp.	2.065%	4/3/2031	10,370	9,202
[7]	NTT Finance Corp.	5.171%	7/16/2032	22,290	22,978
[7]	NTT Finance Corp.	5.502%	7/16/2035	16,630	17,375
[7]	Ooredoo International Finance Ltd.	2.625%	4/8/2031	23,430	21,618
	Orange SA	9.000%	3/1/2031	20,280	24,558

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Telefonica Emisiones SA	5.213%	3/8/2047	12,100	10,788
	Telefonica Emisiones SA	5.520%	3/1/2049	5,577	5,144
	Time Warner Cable LLC	5.875%	11/15/2040	5,964	5,541
	Time Warner Cable LLC	5.500%	9/1/2041	26,512	23,483
	T-Mobile USA Inc.	2.050%	2/15/2028	37,110	35,561
	T-Mobile USA Inc.	4.200%	10/1/2029	50,702	50,861
	T-Mobile USA Inc.	3.875%	4/15/2030	9,560	9,415
	T-Mobile USA Inc.	4.375%	4/15/2040	9,700	8,826
	T-Mobile USA Inc.	4.500%	4/15/2050	7,600	6,393
	TWDC Enterprises 18 Corp.	4.375%	8/16/2041	26,724	24,298
	Uber Technologies Inc.	4.800%	9/15/2034	36,975	37,160
	Uber Technologies Inc.	4.800%	9/15/2035	34,530	34,502
	Verizon Communications Inc.	4.750%	1/15/2033	11,760	11,831
	Verizon Communications Inc.	5.750%	11/30/2045	29,215	29,465
	Verizon Communications Inc.	5.875%	11/30/2055	13,120	13,233
	Walt Disney Co.	3.500%	5/13/2040	21,963	18,543
	Walt Disney Co.	4.750%	9/15/2044	2,358	2,184
					1,299,309
Consumer Discretionary (0.4%)
	Amazon.com Inc.	3.600%	4/13/2032	84,875	82,622
	Amazon.com Inc.	2.875%	5/12/2041	2,600	2,007
	Amazon.com Inc.	4.950%	12/5/2044	15,605	15,332
	Amazon.com Inc.	3.950%	4/13/2052	5,395	4,332
	Amazon.com Inc.	4.250%	8/22/2057	41,967	34,719
	Amazon.com Inc.	4.100%	4/13/2062	8,245	6,520
[4]	Brown University	2.924%	9/1/2050	5,150	3,491
[4]	Duke University	2.832%	10/1/2055	25,700	16,538
[4]	Georgetown University	4.315%	4/1/2049	4,672	3,964
[4]	Georgetown University	2.943%	4/1/2050	4,525	2,996
	Home Depot Inc.	3.900%	12/6/2028	10,250	10,279
	Home Depot Inc.	4.850%	6/25/2031	11,510	11,924
	Home Depot Inc.	3.250%	4/15/2032	22,816	21,509
	Home Depot Inc.	3.300%	4/15/2040	12,800	10,595
	Home Depot Inc.	4.200%	4/1/2043	8,075	7,095
	Home Depot Inc.	4.875%	2/15/2044	15,605	14,779
	Home Depot Inc.	4.400%	3/15/2045	34,095	30,169
	Home Depot Inc.	4.250%	4/1/2046	32,565	28,046
	Home Depot Inc.	4.500%	12/6/2048	20,799	18,258
	Home Depot Inc.	3.125%	12/15/2049	2,490	1,731
	Home Depot Inc.	3.350%	4/15/2050	17,300	12,488
	Home Depot Inc.	2.375%	3/15/2051	2,495	1,460
	Home Depot Inc.	2.750%	9/15/2051	11,710	7,376
	Home Depot Inc.	3.625%	4/15/2052	25,570	19,066
	Home Depot Inc.	5.300%	6/25/2054	23,770	23,202
[7]	Hyundai Capital America	1.650%	9/17/2026	36,480	35,733
[4]	Johns Hopkins University	4.083%	7/1/2053	7,625	6,300
	Lowe's Cos. Inc.	2.800%	9/15/2041	4,250	3,085
	Lowe's Cos. Inc.	5.800%	9/15/2062	16,328	16,254
[4]	McDonald's Corp.	4.875%	7/15/2040	10,000	9,765
[4]	Northeastern University	2.894%	10/1/2050	6,995	4,816
[4]	Northwestern University	2.640%	12/1/2050	805	516
[4]	Trustees of Princeton University	2.516%	7/1/2050	1,997	1,264
	Trustees of Princeton University	4.201%	3/1/2052	2,157	1,850
[4]	Trustees of the University of Pennsylvania	2.396%	10/1/2050	6,177	3,732
[4]	University of Chicago	2.761%	4/1/2045	5,825	4,667
	University of Southern California	4.976%	10/1/2053	15,930	15,114
[4]	Yale University	2.402%	4/15/2050	1,366	840
					494,434
Consumer Staples (1.5%)
	Anheuser-Busch Cos. LLC	6.500%	1/1/2028	19,550	20,576
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	66,850	66,884
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	112,244	105,673
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/2038	6,460	6,217
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	14,877	15,589
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	51,856	50,354
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	12,267	12,474
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	10,479	10,932
	BAT Capital Corp.	6.343%	8/2/2030	10,115	10,946
	BAT Capital Corp.	5.350%	8/15/2032	14,875	15,502

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BAT Capital Corp.	6.000%	2/20/2034	18,947	20,377
	BAT Capital Corp.	5.625%	8/15/2035	9,915	10,393
	BAT Capital Corp.	4.390%	8/15/2037	28,490	26,369
	BAT Capital Corp.	7.079%	8/2/2043	19,537	22,106
	BAT Capital Corp.	4.540%	8/15/2047	16,220	13,647
	BAT Capital Corp.	6.250%	8/15/2055	15,845	16,604
[7]	Cargill Inc.	6.875%	5/1/2028	19,355	20,363
[7]	CK Hutchison International 20 Ltd.	3.375%	5/8/2050	22,015	16,331
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	9,037	9,369
[7]	Danone SA	2.947%	11/2/2026	30,550	30,254
	Diageo Capital plc	2.375%	10/24/2029	20,000	18,830
	Diageo Capital plc	2.000%	4/29/2030	5,830	5,333
	Diageo Capital plc	2.125%	4/29/2032	1,845	1,609
[7]	Imperial Brands Finance plc	4.500%	6/30/2028	20,830	21,018
	JBS USA Holding Lux Sarl	3.000%	5/15/2032	15,975	14,431
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	11,790	12,347
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	9,670	10,741
[7]	JBS USA Holding Lux Sarl	5.500%	1/15/2036	25,510	26,142
[7]	JBS USA Holding Lux Sarl	6.250%	3/1/2056	64,515	65,407
[7]	JBS USA Holding Lux Sarl	6.375%	4/15/2066	32,765	33,425
[7]	JBS USA LUX Sarl	5.950%	4/20/2035	8,380	8,861
[7]	JBS USA LUX Sarl	6.375%	2/25/2055	8,202	8,495
	Kenvue Inc.	5.000%	3/22/2030	27,715	28,562
	Kenvue Inc.	4.850%	5/22/2032	37,460	38,352
	Kenvue Inc.	4.900%	3/22/2033	48,504	49,734
	Kenvue Inc.	5.100%	3/22/2043	29,017	28,119
	Kenvue Inc.	5.050%	3/22/2053	10,935	10,158
[7]	L'Oreal SA	5.000%	5/20/2035	26,400	27,175
[7]	Mars Inc.	4.800%	3/1/2030	32,065	32,859
[7]	Mars Inc.	5.000%	3/1/2032	33,400	34,507
[7]	Mars Inc.	5.200%	3/1/2035	87,725	90,719
[7]	Mars Inc.	5.650%	5/1/2045	24,330	24,892
[7]	Mars Inc.	5.700%	5/1/2055	38,105	38,880
	Philip Morris International Inc.	5.125%	11/17/2027	39,385	40,213
	Philip Morris International Inc.	5.625%	11/17/2029	39,305	41,397
	Philip Morris International Inc.	5.125%	2/15/2030	107,792	111,740
	Philip Morris International Inc.	4.000%	10/29/2030	13,725	13,597
	Philip Morris International Inc.	5.125%	2/13/2031	28,130	29,236
	Philip Morris International Inc.	4.750%	11/1/2031	21,770	22,242
	Philip Morris International Inc.	4.250%	10/29/2032	98,320	97,000
	Philip Morris International Inc.	5.750%	11/17/2032	50,815	54,517
	Philip Morris International Inc.	5.375%	2/15/2033	92,936	97,473
	Philip Morris International Inc.	5.250%	2/13/2034	104,740	108,713
	Philip Morris International Inc.	4.625%	10/29/2035	27,715	27,290
	Philip Morris International Inc.	4.375%	11/15/2041	3,744	3,356
	Philip Morris International Inc.	4.500%	3/20/2042	3,294	2,981
	Philip Morris International Inc.	4.125%	3/4/2043	3,565	3,059
	Philip Morris International Inc.	4.875%	11/15/2043	11,614	10,862
	Philip Morris International Inc.	4.250%	11/10/2044	15,135	13,065
	Reynolds American Inc.	5.700%	8/15/2035	8,245	8,672
	Reynolds American Inc.	5.850%	8/15/2045	8,075	8,039
					1,825,008
Energy (1.3%)
	BP Capital Markets America Inc.	1.749%	8/10/2030	12,780	11,491
	BP Capital Markets America Inc.	2.721%	1/12/2032	38,165	34,894
	BP Capital Markets America Inc.	4.812%	2/13/2033	44,675	45,475
	BP Capital Markets America Inc.	4.893%	9/11/2033	39,975	40,924
	BP Capital Markets America Inc.	5.227%	11/17/2034	37,060	38,573
	BP Capital Markets America Inc.	3.060%	6/17/2041	20,000	15,412
	BP Capital Markets America Inc.	2.772%	11/10/2050	11,870	7,501
	BP Capital Markets America Inc.	2.939%	6/4/2051	30,385	19,804
	BP Capital Markets America Inc.	3.001%	3/17/2052	54,366	35,609
	BP Capital Markets America Inc.	3.379%	2/8/2061	12,750	8,542
	Cheniere Energy Partners LP	5.950%	6/30/2033	9,045	9,613
[7]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	8,490	8,659
[7]	Columbia Pipelines Holding Co. LLC	4.999%	11/17/2032	9,830	9,855
[7]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	4,550	4,715
[7]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	11,830	12,562
[7]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/2033	25,380	27,259

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	39,861	42,618
[7]	Columbia Pipelines Operating Co. LLC	6.714%	8/15/2063	8,253	9,088
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	19,580	18,718
[4]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	4,185	3,781
[4]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	24,863	21,896
[7]	EIG Pearl Holdings Sarl	3.545%	8/31/2036	20,869	19,269
[7]	EIG Pearl Holdings Sarl	4.387%	11/30/2046	16,115	13,520
	Enbridge Inc.	4.900%	6/20/2030	10,795	11,051
	Enbridge Inc.	5.550%	6/20/2035	8,520	8,862
	Enbridge Inc.	6.700%	11/15/2053	12,000	13,394
	Enbridge Inc.	5.950%	4/5/2054	9,700	9,980
	Energy Transfer LP	5.250%	4/15/2029	50,115	51,560
	Energy Transfer LP	5.200%	4/1/2030	11,955	12,372
	Energy Transfer LP	5.550%	5/15/2034	8,900	9,187
	Energy Transfer LP	5.150%	2/1/2043	4,845	4,378
	Energy Transfer LP	5.350%	5/15/2045	4,800	4,403
	Energy Transfer LP	6.125%	12/15/2045	5,000	4,996
	Energy Transfer LP	5.300%	4/15/2047	5,745	5,177
	Energy Transfer LP	5.400%	10/1/2047	26,823	24,415
	Energy Transfer LP	6.000%	6/15/2048	14,542	14,259
	Energy Transfer LP	5.000%	5/15/2050	5,110	4,346
	Energy Transfer LP	5.950%	5/15/2054	22,860	22,051
[7]	Eni SpA	5.950%	5/15/2054	22,380	22,440
	Enterprise Products Operating LLC	5.200%	1/15/2036	13,410	13,759
	Enterprise Products Operating LLC	5.950%	2/1/2041	3,000	3,188
	Enterprise Products Operating LLC	5.100%	2/15/2045	30,740	29,421
	Enterprise Products Operating LLC	4.900%	5/15/2046	7,125	6,560
	Enterprise Products Operating LLC	4.800%	2/1/2049	19,387	17,437
	Enterprise Products Operating LLC	3.300%	2/15/2053	9,600	6,572
	Enterprise Products Operating LLC	5.550%	2/16/2055	7,600	7,526
	EOG Resources Inc.	4.400%	1/15/2031	8,630	8,676
	Exxon Mobil Corp.	2.610%	10/15/2030	16,800	15,772
[7]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	35,969	32,489
[7]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/2040	38,536	32,791
[7]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	15,660	16,352
[7]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/2038	8,839	9,419
[4]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/2038	8,075	8,601
[7]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/2042	26,755	29,121
[7]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	26,490	27,628
	MPLX LP	4.950%	9/1/2032	7,275	7,332
	MPLX LP	5.500%	6/1/2034	10,810	11,097
	ONEOK Inc.	5.650%	11/1/2028	10,995	11,431
	ONEOK Inc.	4.750%	10/15/2031	17,015	17,098
	ONEOK Inc.	4.950%	10/15/2032	19,625	19,779
	ONEOK Inc.	6.050%	9/1/2033	359	384
	ONEOK Inc.	6.625%	9/1/2053	16,620	17,584
	ONEOK Inc.	6.250%	10/15/2055	11,240	11,417
[7]	Schlumberger Holdings Corp.	3.900%	5/17/2028	31,025	30,970
[7]	Schlumberger Holdings Corp.	5.000%	11/15/2029	14,400	14,845
[4]	Shell Finance US Inc.	4.125%	5/11/2035	43,465	42,106
[4]	Shell Finance US Inc.	4.550%	8/12/2043	2,650	2,406
[4]	Shell Finance US Inc.	4.375%	5/11/2045	112,149	98,244
[4]	Shell Finance US Inc.	4.000%	5/10/2046	10,000	8,252
[4]	Shell Finance US Inc.	3.750%	9/12/2046	6,460	5,120
	Shell International Finance BV	5.500%	3/25/2040	21,235	22,124
	Shell International Finance BV	2.875%	11/26/2041	15,000	11,170
	Shell International Finance BV	3.000%	11/26/2051	39,345	26,151
	Suncor Energy Inc.	5.950%	12/1/2034	15,090	16,031
	Targa Resources Corp.	4.350%	1/15/2029	24,120	24,204
	Targa Resources Corp.	6.150%	3/1/2029	29,070	30,672
	Targa Resources Corp.	5.550%	8/15/2035	43,355	44,535
	Targa Resources Corp.	6.125%	5/15/2055	34,495	34,694
	TotalEnergies Capital SA	5.150%	4/5/2034	29,905	31,252
	TotalEnergies Capital SA	5.488%	4/5/2054	25,305	24,965
	TotalEnergies Capital SA	5.275%	9/10/2054	24,174	23,261
	TotalEnergies Capital SA	5.638%	4/5/2064	22,020	21,912
	TotalEnergies Capital SA	5.425%	9/10/2064	38,337	36,768
[7]	Whistler Pipeline LLC	5.400%	9/30/2029	7,725	7,948

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Whistler Pipeline LLC	5.700%	9/30/2031	5,790	6,016
					1,607,729
Financials (8.6%)
[7]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	37,660	39,102
[7]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/2031	38,985	38,994
[7]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/2034	59,425	63,056
	ACE Capital Trust II	9.700%	4/1/2030	20,000	24,048
	AerCap Ireland Capital DAC	3.000%	10/29/2028	6,985	6,763
	AerCap Ireland Capital DAC	3.300%	1/30/2032	3,550	3,292
[7]	AIB Group plc	5.871%	3/28/2035	16,510	17,531
	Allstate Corp.	5.250%	3/30/2033	10,000	10,429
	Allstate Corp.	5.550%	5/9/2035	6,611	6,968
	Allstate Corp.	3.850%	8/10/2049	4,741	3,678
	American Express Co.	4.731%	4/25/2029	29,025	29,510
	American Express Co.	5.282%	7/27/2029	9,700	10,017
	American Express Co.	6.489%	10/30/2031	3,295	3,613
	American Express Co.	4.918%	7/20/2033	17,780	18,214
	American Express Co.	4.420%	8/3/2033	8,245	8,220
	American Express Co.	5.043%	5/1/2034	55,590	57,356
	American Express Co.	5.625%	7/28/2034	6,675	7,013
	American Express Co.	5.915%	4/25/2035	8,900	9,543
	American Express Co.	5.284%	7/26/2035	34,400	35,681
	American Express Co.	5.442%	1/30/2036	7,600	7,942
	American Express Co.	5.667%	4/25/2036	29,880	31,735
	American International Group Inc.	4.850%	5/7/2030	8,615	8,833
	American International Group Inc.	5.125%	3/27/2033	20,145	20,832
	American International Group Inc.	4.750%	4/1/2048	4,675	4,197
	Ameriprise Financial Inc.	5.700%	12/15/2028	16,748	17,545
	Ameriprise Financial Inc.	4.500%	5/13/2032	11,845	11,953
	Ameriprise Financial Inc.	5.150%	5/15/2033	16,715	17,419
	Aon Corp.	2.850%	5/28/2027	18,870	18,539
	Arthur J Gallagher & Co.	4.850%	12/15/2029	4,450	4,550
[7]	Athene Global Funding	2.717%	1/7/2029	33,350	31,595
[7]	Athene Global Funding	5.583%	1/9/2029	28,585	29,396
[7]	Athene Global Funding	4.721%	10/8/2029	39,962	39,979
[7]	Athene Global Funding	5.380%	1/7/2030	43,770	44,747
[7]	Athene Global Funding	5.033%	7/17/2030	8,202	8,294
[7]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/2035	22,135	19,960
[7]	Aviation Capital Group LLC	1.950%	9/20/2026	14,298	14,037
[4]	Banco Santander SA	5.365%	7/15/2028	25,400	25,892
	Banco Santander SA	4.551%	11/6/2030	54,000	54,270
	Banco Santander SA	2.749%	12/3/2030	8,400	7,670
[4]	Bank of America Corp.	4.948%	7/22/2028	8,415	8,534
	Bank of America Corp.	6.204%	11/10/2028	9,700	10,085
[4]	Bank of America Corp.	3.419%	12/20/2028	8,681	8,578
	Bank of America Corp.	5.202%	4/25/2029	18,685	19,157
[4]	Bank of America Corp.	4.271%	7/23/2029	65,865	66,224
	Bank of America Corp.	5.819%	9/15/2029	14,175	14,815
[4]	Bank of America Corp.	3.974%	2/7/2030	80,000	79,638
[4]	Bank of America Corp.	3.194%	7/23/2030	35,285	34,179
	Bank of America Corp.	5.162%	1/24/2031	44,515	46,192
[4]	Bank of America Corp.	2.496%	2/13/2031	50,870	47,551
[4]	Bank of America Corp.	2.592%	4/29/2031	7,600	7,101
	Bank of America Corp.	2.572%	10/20/2032	17,275	15,680
	Bank of America Corp.	4.571%	4/27/2033	29,200	29,328
[4]	Bank of America Corp.	5.015%	7/22/2033	29,430	30,263
	Bank of America Corp.	5.288%	4/25/2034	9,695	10,095
	Bank of America Corp.	5.872%	9/15/2034	75,105	80,960
	Bank of America Corp.	5.511%	1/24/2036	93,296	98,352
	Bank of America Corp.	5.464%	5/9/2036	9,695	10,221
	Bank of America Corp.	3.846%	3/8/2037	40,872	38,655
[4]	Bank of America Corp.	5.875%	2/7/2042	9,965	10,758
	Bank of America Corp.	3.311%	4/22/2042	55,635	44,529
[4]	Bank of America Corp.	5.000%	1/21/2044	39,433	38,833
[4]	Bank of America Corp.	3.946%	1/23/2049	5,380	4,382
[4]	Bank of America Corp.	4.330%	3/15/2050	51,211	43,979
	Bank of America Corp.	2.972%	7/21/2052	65,950	44,341
	Bank of New York Mellon Corp.	4.729%	4/20/2029	10,395	10,576
	Bank of New York Mellon Corp.	5.060%	7/22/2032	6,460	6,710

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Bank of New York Mellon Corp.	5.834%	10/25/2033	37,940	41,045
	Bank of New York Mellon Corp.	4.706%	2/1/2034	14,535	14,696
[4]	Bank of New York Mellon Corp.	4.967%	4/26/2034	34,820	35,707
[4]	Bank of New York Mellon Corp.	6.474%	10/25/2034	8,245	9,252
[4]	Bank of New York Mellon Corp.	5.188%	3/14/2035	1,615	1,673
	Bank of Nova Scotia	5.350%	12/7/2026	58,000	58,792
	Bank of Nova Scotia	1.950%	2/2/2027	12,470	12,197
[7]	Banque Federative du Credit Mutuel SA	4.591%	10/16/2028	40,490	40,924
[7]	Banque Federative du Credit Mutuel SA	5.538%	1/22/2030	41,177	43,023
	Barclays plc	2.279%	11/24/2027	14,930	14,652
	Barclays plc	5.086%	2/25/2029	24,695	25,169
	Barclays plc	4.476%	11/11/2029	35,230	35,437
	Barclays plc	5.367%	2/25/2031	12,925	13,379
	Barclays plc	2.667%	3/10/2032	40,502	36,965
	Barclays plc	3.330%	11/24/2042	27,170	21,195
[7]	Beacon Funding Trust	6.266%	8/15/2054	43,160	44,203
	BlackRock Funding Inc.	5.250%	3/14/2054	21,680	21,163
	BlackRock Funding Inc.	5.350%	1/8/2055	11,470	11,396
	Blackrock Inc.	2.100%	2/25/2032	24,849	21,956
	Blackrock Inc.	4.750%	5/25/2033	49,120	50,422
[7]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/2032	22,680	20,148
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	11,900	11,992
[7]	BNP Paribas SA	3.500%	11/16/2027	69,325	68,492
[7]	BNP Paribas SA	2.591%	1/20/2028	25,560	25,093
[7]	BNP Paribas SA	5.335%	6/12/2029	36,955	37,960
[7]	BNP Paribas SA	5.497%	5/20/2030	8,245	8,546
[7]	BNP Paribas SA	5.085%	5/9/2031	9,500	9,719
[7]	BNP Paribas SA	5.786%	1/13/2033	16,975	17,908
[7]	BPCE SA	2.045%	10/19/2027	25,245	24,776
[7]	BPCE SA	3.500%	10/23/2027	64,230	63,406
[7]	BPCE SA	5.281%	5/30/2029	19,230	19,879
[7]	BPCE SA	2.700%	10/1/2029	50,000	47,290
[7]	BPCE SA	5.876%	1/14/2031	51,825	54,304
[7]	BPCE SA	5.389%	5/28/2031	18,355	18,913
[7]	BPCE SA	7.003%	10/19/2034	6,675	7,499
[7]	BPCE SA	5.936%	5/30/2035	10,150	10,712
[7]	Brighthouse Financial Global Funding	1.550%	5/24/2026	20,210	19,930
[7]	Brighthouse Financial Global Funding	2.000%	6/28/2028	16,275	15,242
[7]	Brighthouse Financial Global Funding	5.650%	6/10/2029	39,595	40,611
[7]	CaixaBank SA	4.634%	7/3/2029	41,295	41,721
[7]	CaixaBank SA	4.885%	7/3/2031	37,050	37,700
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	35,885	36,602
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	30,565	31,042
	Capital One Financial Corp.	7.149%	10/29/2027	15,235	15,622
	Capital One Financial Corp.	6.312%	6/8/2029	6,175	6,482
	Capital One Financial Corp.	5.700%	2/1/2030	11,802	12,283
[4]	Capital One Financial Corp.	7.624%	10/30/2031	31,761	35,933
	Charles Schwab Corp.	3.200%	3/2/2027	14,750	14,616
	Charles Schwab Corp.	2.000%	3/20/2028	20,309	19,505
	Charles Schwab Corp.	4.343%	11/14/2031	41,977	42,101
	Chubb Corp.	6.000%	5/11/2037	50,000	54,793
[4]	Citigroup Inc.	3.070%	2/24/2028	65,000	64,176
	Citigroup Inc.	4.125%	7/25/2028	9,025	9,027
	Citigroup Inc.	4.952%	5/7/2031	41,579	42,623
	Citigroup Inc.	4.503%	9/11/2031	18,095	18,208
[4]	Citigroup Inc.	5.333%	3/27/2036	24,311	25,103
	Citigroup Inc.	5.174%	9/11/2036	18,805	19,197
[4]	Citigroup Inc.	3.878%	1/24/2039	37,030	33,019
	Citigroup Inc.	2.904%	11/3/2042	19,370	14,417
[7]	CNO Global Funding	5.875%	6/4/2027	34,533	35,376
[7]	CNO Global Funding	4.875%	12/10/2027	6,940	7,026
[7]	CNO Global Funding	2.650%	1/6/2029	12,585	11,968
[7]	Commonwealth Bank of Australia	5.071%	9/14/2028	36,585	37,852
[7]	Commonwealth Bank of Australia	2.688%	3/11/2031	74,015	67,534
[7]	Commonwealth Bank of Australia	3.784%	3/14/2032	9,885	9,438
[7]	Cooperatieve Rabobank UA	4.655%	8/22/2028	26,667	26,902
[7]	Corebridge Global Funding	5.900%	9/19/2028	8,525	8,912
[7]	Corebridge Global Funding	5.200%	1/12/2029	21,335	21,916
[7]	Corebridge Global Funding	5.200%	6/24/2029	14,205	14,619
[7]	Credit Agricole SA	4.631%	9/11/2028	32,140	32,369

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Credit Agricole SA	6.316%	10/3/2029	16,442	17,336
[7]	Credit Agricole SA	5.862%	1/9/2036	7,600	8,070
[7]	Danske Bank A/S	1.549%	9/10/2027	55,460	54,356
[7]	Danske Bank A/S	5.705%	3/1/2030	1,915	1,995
	Deutsche Bank AG	6.720%	1/18/2029	1,660	1,740
	Deutsche Bank AG	6.819%	11/20/2029	1,765	1,886
[7]	DNB Bank ASA	1.535%	5/25/2027	44,030	43,480
[7]	DNB Bank ASA	1.605%	3/30/2028	45,870	44,412
[7]	Equitable America Global Funding	3.950%	9/15/2027	5,380	5,371
[7]	Equitable Financial Life Global Funding	1.300%	7/12/2026	26,755	26,310
[7]	Equitable Financial Life Global Funding	1.700%	11/12/2026	12,440	12,179
[7]	Equitable Financial Life Global Funding	1.400%	8/27/2027	18,220	17,422
[7]	Equitable Financial Life Global Funding	4.875%	11/19/2027	8,245	8,380
[7]	Equitable Financial Life Global Funding	1.800%	3/8/2028	28,220	26,808
[7]	Farmers Exchange Capital	7.050%	7/15/2028	25,000	26,324
[7]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/2028	35,825	37,227
[7]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/2029	62,400	64,673
[7]	Federation des Caisses Desjardins du Quebec	4.565%	8/26/2030	29,580	29,856
	Fifth Third Bancorp	4.055%	4/25/2028	15,040	15,007
	Fifth Third Bancorp	4.337%	4/25/2033	32,330	31,656
[7]	Five Corners Funding Trust II	2.850%	5/15/2030	15,000	14,140
[7]	GA Global Funding Trust	5.500%	1/8/2029	16,439	16,952
[7]	GA Global Funding Trust	5.200%	12/9/2031	25,315	25,619
	Goldman Sachs Group Inc.	2.640%	2/24/2028	2,710	2,661
[4]	Goldman Sachs Group Inc.	3.691%	6/5/2028	15,125	15,027
[4]	Goldman Sachs Group Inc.	3.814%	4/23/2029	1,225	1,217
[4]	Goldman Sachs Group Inc.	4.223%	5/1/2029	62,140	62,263
	Goldman Sachs Group Inc.	3.800%	3/15/2030	16,740	16,515
	Goldman Sachs Group Inc.	4.692%	10/23/2030	9,500	9,655
	Goldman Sachs Group Inc.	5.218%	4/23/2031	20,000	20,725
	Goldman Sachs Group Inc.	1.992%	1/27/2032	30,600	27,256
	Goldman Sachs Group Inc.	2.615%	4/22/2032	88,125	80,629
	Goldman Sachs Group Inc.	2.383%	7/21/2032	79,000	71,018
	Goldman Sachs Group Inc.	2.650%	10/21/2032	14,050	12,722
	Goldman Sachs Group Inc.	3.102%	2/24/2033	15,000	13,880
	Goldman Sachs Group Inc.	6.750%	10/1/2037	43,995	49,528
[4]	Goldman Sachs Group Inc.	4.800%	7/8/2044	25,675	24,139
	HSBC Holdings plc	5.887%	8/14/2027	45,153	45,674
[4]	HSBC Holdings plc	4.041%	3/13/2028	21,805	21,771
	HSBC Holdings plc	5.597%	5/17/2028	69,410	70,766
	HSBC Holdings plc	7.390%	11/3/2028	43,471	46,007
	HSBC Holdings plc	4.899%	3/3/2029	40,820	41,428
[4]	HSBC Holdings plc	4.583%	6/19/2029	43,327	43,730
	HSBC Holdings plc	2.206%	8/17/2029	44,345	42,117
	HSBC Holdings plc	5.240%	5/13/2031	33,800	34,924
[4]	HSBC Holdings plc	2.357%	8/18/2031	48,710	44,464
	HSBC Holdings plc	4.619%	11/6/2031	25,170	25,354
	HSBC Holdings plc	2.804%	5/24/2032	36,410	33,357
	HSBC Holdings plc	6.254%	3/9/2034	9,700	10,612
	HSBC Holdings plc	5.741%	9/10/2036	23,445	24,202
	HSBC Holdings plc	6.100%	1/14/2042	38,220	41,801
	Huntington National Bank	4.552%	5/17/2028	11,240	11,304
	ING Groep NV	3.950%	3/29/2027	41,940	41,884
	Intercontinental Exchange Inc.	4.350%	6/15/2029	8,575	8,668
	Intercontinental Exchange Inc.	4.200%	3/15/2031	31,757	31,812
	Intercontinental Exchange Inc.	4.600%	3/15/2033	38,595	39,131
	Intercontinental Exchange Inc.	2.650%	9/15/2040	33,290	24,998
	Intercontinental Exchange Inc.	4.250%	9/21/2048	13,897	11,741
	Intercontinental Exchange Inc.	3.000%	6/15/2050	55,832	37,373
	Intercontinental Exchange Inc.	4.950%	6/15/2052	90,501	84,076
[7]	Jackson National Life Global Funding	4.700%	6/5/2028	14,700	14,847
	JPMorgan Chase & Co.	2.069%	6/1/2029	21,231	20,245
[4]	JPMorgan Chase & Co.	4.452%	12/5/2029	84,735	85,666
	JPMorgan Chase & Co.	5.012%	1/23/2030	24,600	25,263
[4]	JPMorgan Chase & Co.	3.702%	5/6/2030	16,000	15,782
	JPMorgan Chase & Co.	4.603%	10/22/2030	77,025	78,286
	JPMorgan Chase & Co.	5.140%	1/24/2031	36,085	37,438
	JPMorgan Chase & Co.	5.103%	4/22/2031	56,665	58,743
	JPMorgan Chase & Co.	2.580%	4/22/2032	58,675	53,899
	JPMorgan Chase & Co.	4.586%	4/26/2033	30,000	30,266

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	4.912%	7/25/2033	19,695	20,228
	JPMorgan Chase & Co.	5.350%	6/1/2034	49,830	52,304
	JPMorgan Chase & Co.	5.336%	1/23/2035	19,350	20,250
	JPMorgan Chase & Co.	5.294%	7/22/2035	18,000	18,772
	JPMorgan Chase & Co.	5.572%	4/22/2036	94,705	100,670
	JPMorgan Chase & Co.	5.576%	7/23/2036	10,580	11,073
[4]	JPMorgan Chase & Co.	3.109%	4/22/2041	19,440	15,491
	JPMorgan Chase & Co.	5.600%	7/15/2041	96,000	101,318
	JPMorgan Chase & Co.	5.400%	1/6/2042	18,035	18,553
	JPMorgan Chase & Co.	3.157%	4/22/2042	50,000	39,309
	JPMorgan Chase & Co.	5.625%	8/16/2043	16,100	16,767
	JPMorgan Chase & Co.	4.950%	6/1/2045	15,000	14,393
[4]	JPMorgan Chase & Co.	3.964%	11/15/2048	170,535	140,268
[4]	JPMorgan Chase & Co.	3.109%	4/22/2051	19,885	13,819
[7]	KBC Group NV	5.796%	1/19/2029	3,602	3,720
[7]	KBC Group NV	6.324%	9/21/2034	24,055	26,336
[7]	Liberty Mutual Group Inc.	4.569%	2/1/2029	23,725	23,902
[7]	Liberty Mutual Group Inc.	5.500%	6/15/2052	26,870	25,441
[7]	Liberty Mutual Insurance Co.	7.875%	10/15/2026	31,210	32,053
[7]	Lincoln Financial Global Funding	4.625%	5/28/2028	10,065	10,166
[4]	Lloyds Banking Group plc	3.574%	11/7/2028	7,275	7,201
	Lloyds Banking Group plc	5.087%	11/26/2028	23,710	24,135
	Lloyds Banking Group plc	4.818%	6/13/2029	28,900	29,362
	Lloyds Banking Group plc	5.721%	6/5/2030	14,000	14,679
	Lloyds Banking Group plc	4.425%	11/4/2031	54,315	54,477
	Lloyds Banking Group plc	5.679%	1/5/2035	17,500	18,521
[7]	Lseg US Fin Corp.	5.297%	3/28/2034	8,475	8,825
[7]	LSEGA Financing plc	2.000%	4/6/2028	24,615	23,513
[7]	LSEGA Financing plc	2.500%	4/6/2031	8,604	7,842
[7]	Macquarie Group Ltd.	1.935%	4/14/2028	42,835	41,559
[7]	Macquarie Group Ltd.	2.871%	1/14/2033	50,277	45,689
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	78,846	79,954
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	23,405	23,676
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	4,965	4,554
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	20,255	13,076
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	7,835	7,712
[7]	Met Tower Global Funding	5.250%	4/12/2029	11,205	11,613
	MetLife Inc.	4.125%	8/13/2042	15,565	13,383
	MetLife Inc.	4.875%	11/13/2043	17,000	15,935
	MetLife Inc.	5.000%	7/15/2052	15,634	14,504
[7]	Metropolitan Life Global Funding I	3.450%	12/18/2026	23,660	23,546
[7]	Metropolitan Life Global Funding I	3.000%	9/19/2027	21,455	21,103
[7]	Metropolitan Life Global Funding I	4.300%	8/25/2029	15,345	15,440
[7]	Metropolitan Life Global Funding I	2.400%	1/11/2032	53,825	47,842
[7]	Metropolitan Life Global Funding I	5.150%	3/28/2033	16,475	17,072
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	31,915	32,384
	Morgan Stanley	3.625%	1/20/2027	60,000	59,807
[4]	Morgan Stanley	3.772%	1/24/2029	64,293	63,862
	Morgan Stanley	5.173%	1/16/2030	30,000	30,868
	Morgan Stanley	5.230%	1/15/2031	27,915	28,873
[4]	Morgan Stanley	2.699%	1/22/2031	74,290	69,828
[4]	Morgan Stanley	1.928%	4/28/2032	50,000	44,021
[4]	Morgan Stanley	2.239%	7/21/2032	81,175	72,417
[4]	Morgan Stanley	2.511%	10/20/2032	36,580	32,955
	Morgan Stanley	2.943%	1/21/2033	31,555	28,960
	Morgan Stanley	5.466%	1/18/2035	19,775	20,716
	Morgan Stanley	5.587%	1/18/2036	15,950	16,842
	Morgan Stanley	5.664%	4/17/2036	25,000	26,544
	Morgan Stanley	2.484%	9/16/2036	31,080	27,381
	Morgan Stanley	5.948%	1/19/2038	25,160	26,608
	Morgan Stanley	4.300%	1/27/2045	18,360	16,167
[4]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	58,125	58,479
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	41,000	41,080
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	31,310	31,853
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	45,735	45,992
[7]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	17,715	18,161
	National Australia Bank Ltd.	3.905%	6/9/2027	33,500	33,550
[7]	National Australia Bank Ltd.	5.134%	11/28/2028	51,330	53,341
[7]	National Australia Bank Ltd.	2.332%	8/21/2030	75,550	68,708
[7]	National Securities Clearing Corp.	5.100%	11/21/2027	52,090	53,280

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Nationwide Building Society	4.649%	7/14/2029	22,060	22,286
[7]	Nationwide Building Society	5.537%	7/14/2036	15,515	16,100
[7]	Nationwide Financial Services Inc.	3.900%	11/30/2049	48,905	37,767
[7]	Nationwide Mutual Insurance Co.	4.350%	4/30/2050	41,675	33,152
	NatWest Group plc	1.642%	6/14/2027	29,040	28,645
[7]	NBK SPC Ltd.	1.625%	9/15/2027	67,900	66,366
[7]	New York Life Global Funding	5.000%	1/9/2034	39,770	40,673
[7]	New York Life Insurance Co.	5.875%	5/15/2033	55,395	59,149
[7]	New York Life Insurance Co.	3.750%	5/15/2050	9,245	6,974
[7]	NLG Global Funding	4.350%	9/15/2030	21,250	21,070
[7]	Northwestern Mutual Global Funding	5.160%	5/28/2031	27,865	29,051
[7]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	30,684	24,187
[7]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	9,324	6,543
[7]	Nuveen LLC	5.550%	1/15/2030	4,255	4,447
[7]	Nuveen LLC	5.850%	4/15/2034	9,655	10,206
[7]	Omnis Funding Trust	6.722%	5/15/2055	23,430	24,732
[7]	Pacific LifeCorp	5.400%	9/15/2052	18,030	17,616
[7]	Penske Truck Leasing Co. LP	5.875%	11/15/2027	42,565	43,814
[7]	Penske Truck Leasing Co. LP	5.700%	2/1/2028	37,855	38,982
[7]	Penske Truck Leasing Co. LP	6.050%	8/1/2028	37,310	38,957
[7]	Penske Truck Leasing Co. LP	5.350%	3/30/2029	13,045	13,470
[7]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	4,675	4,823
[7]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	4,335	4,473
[7]	Penske Truck Leasing Co. LP	6.200%	6/15/2030	7,282	7,796
[4]	PNC Bank NA	3.100%	10/25/2027	41,975	41,372
[4]	PNC Bank NA	3.250%	1/22/2028	60,465	59,808
[7]	Pricoa Global Funding I	5.100%	5/30/2028	33,975	34,856
[7]	Pricoa Global Funding I	4.700%	5/28/2030	6,975	7,109
[7]	Pricoa Global Funding I	4.650%	8/27/2031	17,999	18,242
[7]	Principal Life Global Funding II	2.500%	9/16/2029	19,510	18,387
	Progressive Corp.	4.950%	6/15/2033	54,414	56,056
[7]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/2035	18,116	18,613
[7]	Protective Life Global Funding	4.714%	7/6/2027	18,335	18,518
[7]	Protective Life Global Funding	4.803%	6/5/2030	10,855	11,075
[7]	Protective Life Global Funding	5.432%	1/14/2032	20,580	21,550
[7]	RGA Global Funding	4.350%	8/25/2028	16,520	16,596
[7]	RGA Global Funding	2.700%	1/18/2029	14,330	13,669
[7]	RGA Global Funding	5.448%	5/24/2029	19,510	20,253
[7]	RGA Global Funding	5.250%	1/9/2030	31,635	32,744
[7]	RGA Global Funding	5.500%	1/11/2031	16,515	17,246
[7]	RGA Global Funding	5.050%	12/6/2031	39,225	40,174
[7]	RGA Global Funding	5.000%	8/25/2032	8,585	8,640
[4]	Royal Bank of Canada	5.000%	2/1/2033	44,538	46,055
[7]	Sammons Financial Group Global Funding	5.100%	12/10/2029	14,950	15,403
[7]	Sammons Financial Group Global Funding	4.950%	6/12/2030	36,795	37,390
[7]	Standard Chartered plc	6.301%	1/9/2029	32,130	33,431
[7]	Standard Chartered plc	5.545%	1/21/2029	45,955	47,124
[7]	Standard Chartered plc	5.005%	10/15/2030	10,150	10,375
	State Street Corp.	4.834%	4/24/2030	20,975	21,631
	State Street Corp.	4.821%	1/26/2034	14,655	14,921
	State Street Corp.	5.146%	2/28/2036	22,055	22,727
[7]	Swedbank AB	4.998%	11/20/2029	43,980	45,581
[7]	Teachers Insurance & Annuity Association of America	4.270%	5/15/2047	42,390	35,479
	Toronto-Dominion Bank	4.456%	6/8/2032	13,271	13,306
	Travelers Cos. Inc.	5.050%	7/24/2035	5,495	5,624
	UBS AG	5.650%	9/11/2028	52,280	54,633
[7]	UBS Group AG	3.869%	1/12/2029	15,905	15,810
[7]	UBS Group AG	5.428%	2/8/2030	11,550	11,959
[7]	UBS Group AG	5.617%	9/13/2030	20,930	21,925
[7]	UBS Group AG	2.095%	2/11/2032	23,650	21,044
[7]	UBS Group AG	3.091%	5/14/2032	68,085	63,434
[7]	UBS Group AG	6.301%	9/22/2034	33,335	36,535
[7]	UBS Group AG	5.580%	5/9/2036	27,325	28,644
[7]	UBS Group AG	3.179%	2/11/2043	36,770	28,163
[7]	UniCredit SpA	1.982%	6/3/2027	35,165	34,763
[7]	UniCredit SpA	3.127%	6/3/2032	35,545	33,054
[4]	Wells Fargo & Co.	4.900%	1/24/2028	20,000	20,174
[4]	Wells Fargo & Co.	3.526%	3/24/2028	19,500	19,357
[4]	Wells Fargo & Co.	5.574%	7/25/2029	9,900	10,263
	Wells Fargo & Co.	6.303%	10/23/2029	43,660	46,238

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	5.198%	1/23/2030	9,900	10,214
[4]	Wells Fargo & Co.	2.879%	10/30/2030	8,400	8,008
	Wells Fargo & Co.	5.244%	1/24/2031	21,785	22,632
[4]	Wells Fargo & Co.	2.572%	2/11/2031	78,648	73,668
	Wells Fargo & Co.	5.150%	4/23/2031	9,695	10,041
[4]	Wells Fargo & Co.	3.350%	3/2/2033	47,521	44,658
[4]	Wells Fargo & Co.	4.897%	7/25/2033	130,786	133,732
	Wells Fargo & Co.	5.389%	4/24/2034	20,020	20,984
	Wells Fargo & Co.	5.211%	12/3/2035	23,800	24,574
	Wells Fargo & Co.	5.605%	4/23/2036	9,695	10,272
	Wells Fargo & Co.	5.606%	1/15/2044	71,831	72,359
[4]	Wells Fargo & Co.	4.650%	11/4/2044	10,315	9,179
	Wells Fargo & Co.	3.900%	5/1/2045	8,075	6,674
[4]	Wells Fargo & Co.	4.900%	11/17/2045	19,160	17,458
[4]	Wells Fargo & Co.	4.400%	6/14/2046	73,300	62,356
[4]	Wells Fargo & Co.	4.750%	12/7/2046	23,150	20,659
[4]	Wells Fargo & Co.	4.611%	4/25/2053	84,025	74,052
					10,537,413
Health Care (2.2%)
	AbbVie Inc.	4.950%	3/15/2031	33,475	34,753
	AbbVie Inc.	5.200%	3/15/2035	18,300	19,096
	AbbVie Inc.	4.500%	5/14/2035	65,475	65,006
	AbbVie Inc.	5.350%	3/15/2044	18,173	18,242
	AbbVie Inc.	4.850%	6/15/2044	5,100	4,820
	AbbVie Inc.	4.700%	5/14/2045	21,111	19,480
	AbbVie Inc.	4.875%	11/14/2048	27,896	25,949
	AbbVie Inc.	5.400%	3/15/2054	18,691	18,600
[4]	AdventHealth Obligated Group	2.795%	11/15/2051	30,030	19,263
[4]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	7,210	6,673
[4]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	8,980	6,095
[7]	Alcon Finance Corp.	2.600%	5/27/2030	5,665	5,271
[7]	Alcon Finance Corp.	5.375%	12/6/2032	8,550	9,005
[7]	Alcon Finance Corp.	3.800%	9/23/2049	6,025	4,666
[7]	Alcon Finance Corp.	5.750%	12/6/2052	9,480	9,774
[4]	Ascension Health	4.078%	11/15/2028	7,920	7,964
[4]	Ascension Health	2.532%	11/15/2029	22,515	21,332
[4]	Ascension Health	4.294%	11/15/2030	35,025	35,279
[4]	Ascension Health	4.923%	11/15/2035	15,090	15,331
[4]	Ascension Health	4.847%	11/15/2053	23,970	22,088
	AstraZeneca plc	4.000%	1/17/2029	44,555	44,685
	AstraZeneca plc	6.450%	9/15/2037	15,140	17,441
	Banner Health	2.907%	1/1/2042	29,965	22,473
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	7,920	5,258
[4]	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	20,339	20,451
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	17,085	16,711
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	8,245	7,584
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	9,697	6,957
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	63,155	51,594
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	5,703	5,026
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	55,913	46,876
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	7,600	5,627
[4]	Cedars-Sinai Health System	2.288%	8/15/2031	43,795	39,715
[4]	Children's Hospital Corp.	2.585%	2/1/2050	5,460	3,411
	CommonSpirit Health	3.347%	10/1/2029	36,655	35,527
	CommonSpirit Health	2.782%	10/1/2030	21,827	20,425
	CommonSpirit Health	5.205%	12/1/2031	40,770	42,357
	CommonSpirit Health	4.825%	9/1/2035	14,795	14,807
[4]	CommonSpirit Health	4.975%	9/1/2035	16,065	16,062
[4]	CommonSpirit Health	4.350%	11/1/2042	28,315	24,686
	CommonSpirit Health	3.910%	10/1/2050	4,370	3,321
	CommonSpirit Health	5.662%	9/1/2055	735	729
[4]	Cottage Health Obligated Group	3.304%	11/1/2049	9,875	7,094
[7]	CSL Finance plc	4.250%	4/27/2032	31,340	30,964
[7]	CSL Finance plc	4.750%	4/27/2052	1,160	1,017
	CVS Health Corp.	5.400%	6/1/2029	4,125	4,278
	CVS Health Corp.	5.300%	6/1/2033	17,945	18,560
	CVS Health Corp.	5.700%	6/1/2034	9,700	10,218
	CVS Health Corp.	4.875%	7/20/2035	1,375	1,362
	CVS Health Corp.	5.050%	3/25/2048	9,700	8,714

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	6.050%	6/1/2054	28,714	29,111
	Elevance Health Inc.	4.101%	3/1/2028	8,486	8,492
	Elevance Health Inc.	2.550%	3/15/2031	26,925	24,621
	Elevance Health Inc.	5.500%	10/15/2032	7,525	7,940
	Eli Lilly & Co.	4.875%	2/27/2053	8,710	8,164
	Eli Lilly & Co.	5.050%	8/14/2054	13,505	12,981
	Eli Lilly & Co.	5.500%	2/12/2055	27,945	28,681
	Eli Lilly & Co.	4.950%	2/27/2063	7,570	7,039
	Eli Lilly & Co.	5.200%	8/14/2064	4,570	4,404
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	29,306	29,912
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	31,849	33,273
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	9,700	10,752
	Gilead Sciences Inc.	2.600%	10/1/2040	24,487	18,293
	Gilead Sciences Inc.	4.150%	3/1/2047	14,930	12,621
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	10,639	11,323
	HCA Inc.	5.450%	4/1/2031	10,175	10,651
	HCA Inc.	6.000%	4/1/2054	21,345	21,661
	Humana Inc.	5.875%	3/1/2033	17,155	18,108
	Humana Inc.	5.950%	3/15/2034	9,700	10,240
[4]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	12,370	8,034
	Inova Health System Foundation	4.068%	5/15/2052	20,740	16,850
	Kaiser Foundation Hospitals	3.150%	5/1/2027	10,731	10,632
[4]	Kaiser Foundation Hospitals	2.810%	6/1/2041	37,455	28,176
	Kaiser Foundation Hospitals	4.150%	5/1/2047	14,000	11,885
[4]	Kaiser Foundation Hospitals	3.002%	6/1/2051	36,720	24,650
[4]	Mass General Brigham Inc.	3.192%	7/1/2049	12,361	8,739
[4]	Mass General Brigham Inc.	3.342%	7/1/2060	32,045	21,615
[4]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	18,985	12,839
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	5,380	4,422
[4]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	5,910	4,955
	Merck & Co. Inc.	4.550%	9/15/2032	61,855	62,855
	Merck & Co. Inc.	4.950%	9/15/2035	82,975	85,183
	Merck & Co. Inc.	4.150%	5/18/2043	22,090	19,355
	Merck & Co. Inc.	4.000%	3/7/2049	32,385	26,577
	Merck & Co. Inc.	2.750%	12/10/2051	9,697	6,167
	Merck & Co. Inc.	5.700%	9/15/2055	59,135	61,303
	Merck & Co. Inc.	5.150%	5/17/2063	9,700	9,170
	Novartis Capital Corp.	4.400%	5/6/2044	25,896	23,496
	OhioHealth Corp.	2.297%	11/15/2031	26,665	24,085
	OhioHealth Corp.	2.834%	11/15/2041	16,515	12,344
	PeaceHealth Obligated Group	4.335%	11/15/2028	9,205	9,268
	PeaceHealth Obligated Group	4.855%	11/15/2032	7,645	7,755
	Pfizer Inc.	3.450%	3/15/2029	70,335	69,567
	Pfizer Inc.	1.700%	5/28/2030	6,065	5,498
	Pfizer Inc.	4.100%	9/15/2038	53,995	49,871
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	9,700	9,893
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	26,307	25,641
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	36,489	35,348
[4]	Piedmont Healthcare Inc.	2.044%	1/1/2032	8,825	7,681
[4]	Piedmont Healthcare Inc.	2.719%	1/1/2042	8,830	6,356
	Piedmont Healthcare Inc.	2.864%	1/1/2052	11,725	7,580
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	17,470	16,490
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	26,865	27,953
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	14,986	15,571
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	11,805	9,265
[7]	Roche Holdings Inc.	2.607%	12/13/2051	8,330	5,200
	Royalty Pharma plc	5.400%	9/2/2034	8,495	8,736
	Royalty Pharma plc	3.300%	9/2/2040	5,158	4,046
	Royalty Pharma plc	3.550%	9/2/2050	9,555	6,718
	Royalty Pharma plc	5.900%	9/2/2054	17,095	17,084
[4]	SSM Health Care Corp.	3.823%	6/1/2027	34,910	34,851
[4]	Sutter Health	2.294%	8/15/2030	9,670	8,924
[4]	Sutter Health	5.213%	8/15/2032	12,505	13,037
[4]	Sutter Health	5.537%	8/15/2035	34,775	36,810
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	26,687	24,434
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	14,709	15,267
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	13,665	10,582
	Toledo Hospital	5.750%	11/15/2038	8,920	9,011
	UnitedHealth Group Inc.	3.850%	6/15/2028	34,565	34,515
	UnitedHealth Group Inc.	2.000%	5/15/2030	7,515	6,876

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	2.300%	5/15/2031	14,960	13,526
	UnitedHealth Group Inc.	3.500%	8/15/2039	7,480	6,317
	UnitedHealth Group Inc.	2.750%	5/15/2040	8,505	6,448
	UnitedHealth Group Inc.	5.950%	2/15/2041	10,250	10,975
	UnitedHealth Group Inc.	3.050%	5/15/2041	13,467	10,354
	UnitedHealth Group Inc.	4.250%	3/15/2043	47,400	41,270
	UnitedHealth Group Inc.	4.750%	7/15/2045	20,765	18,964
	UnitedHealth Group Inc.	4.200%	1/15/2047	8,620	7,183
	UnitedHealth Group Inc.	3.750%	10/15/2047	4,985	3,870
	UnitedHealth Group Inc.	4.250%	6/15/2048	39,913	33,272
	UnitedHealth Group Inc.	4.450%	12/15/2048	4,970	4,256
	UnitedHealth Group Inc.	2.900%	5/15/2050	31,449	20,422
	UnitedHealth Group Inc.	3.250%	5/15/2051	40,050	27,655
	UnitedHealth Group Inc.	4.750%	5/15/2052	7,175	6,335
	UnitedHealth Group Inc.	5.875%	2/15/2053	28,326	29,149
	UnitedHealth Group Inc.	5.375%	4/15/2054	7,600	7,345
	UnitedHealth Group Inc.	5.625%	7/15/2054	109,023	109,198
	UnitedHealth Group Inc.	4.950%	5/15/2062	23,902	21,025
[7]	VSP Optical Group Inc.	5.450%	12/1/2035	5,245	5,323
	Wyeth LLC	6.500%	2/1/2034	6,460	7,314
	Wyeth LLC	5.950%	4/1/2037	25,000	27,264
					2,651,509
Industrials (0.8%)
[7]	Ashtead Capital Inc.	2.450%	8/12/2031	17,915	16,002
[7]	Ashtead Capital Inc.	5.500%	8/11/2032	10,173	10,518
[7]	Ashtead Capital Inc.	5.550%	5/30/2033	4,400	4,562
[7]	Ashtead Capital Inc.	5.950%	10/15/2033	8,445	8,961
[7]	Ashtead Capital Inc.	5.800%	4/15/2034	32,455	34,176
[7]	BAE Systems plc	3.400%	4/15/2030	15,580	15,083
[7]	BAE Systems plc	5.250%	3/26/2031	6,175	6,445
[7]	BAE Systems plc	5.300%	3/26/2034	17,945	18,729
	Boeing Co.	5.150%	5/1/2030	9,225	9,518
	Boeing Co.	8.625%	11/15/2031	8,715	10,359
	Boeing Co.	6.528%	5/1/2034	4,524	5,032
	Boeing Co.	5.705%	5/1/2040	22,742	23,363
	Boeing Co.	5.805%	5/1/2050	3,375	3,364
	Boeing Co.	6.858%	5/1/2054	9,800	11,169
	Boeing Co.	5.930%	5/1/2060	72,101	71,455
	Boeing Co.	7.008%	5/1/2064	11,060	12,671
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	14,790	15,829
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	6,680	6,042
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	13,365	11,402
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	2,715	2,241
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	9,950	6,731
	Burlington Northern Santa Fe LLC	3.300%	9/15/2051	20,000	14,157
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	17,935	11,533
	Burlington Northern Santa Fe LLC	4.450%	1/15/2053	2,609	2,241
	Canadian National Railway Co.	2.450%	5/1/2050	6,870	4,129
	Canadian Pacific Railway Co.	2.450%	12/2/2031	6,400	5,750
	Canadian Pacific Railway Co.	4.950%	8/15/2045	16,985	16,020
	Caterpillar Inc.	5.200%	5/15/2035	25,685	26,883
[7]	Daimler Truck Finance North America LLC	5.000%	1/15/2027	6,890	6,954
[7]	Daimler Truck Finance North America LLC	3.650%	4/7/2027	17,489	17,383
[7]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	4,630	4,717
[7]	Daimler Truck Finance North America LLC	4.650%	10/12/2030	14,965	15,095
[7]	Daimler Truck Finance North America LLC	5.375%	1/18/2034	11,760	12,041
	Deere & Co.	7.125%	3/3/2031	17,500	19,902
[7]	Element Fleet Management Corp.	5.643%	3/13/2027	14,900	15,163
[7]	ERAC USA Finance LLC	5.000%	2/15/2029	8,975	9,227
[7]	ERAC USA Finance LLC	4.900%	5/1/2033	45,854	46,693
[7]	ERAC USA Finance LLC	5.200%	10/30/2034	22,750	23,526
[7]	ERAC USA Finance LLC	5.625%	3/15/2042	21,787	22,391
[7]	ERAC USA Finance LLC	5.400%	5/1/2053	27,091	26,669
	Honeywell International Inc.	4.250%	1/15/2029	26,905	27,149
	Honeywell International Inc.	4.875%	9/1/2029	5,325	5,493
	Honeywell International Inc.	5.000%	2/15/2033	16,676	17,294
	Honeywell International Inc.	5.375%	3/1/2041	4,260	4,432
	John Deere Capital Corp.	4.500%	1/16/2029	22,410	22,800
	John Deere Capital Corp.	4.400%	9/8/2031	6,400	6,479

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	John Deere Capital Corp.	5.150%	9/8/2033	17,329	18,213
	Lockheed Martin Corp.	1.850%	6/15/2030	1,700	1,545
	Lockheed Martin Corp.	4.500%	5/15/2036	8,015	7,915
	Lockheed Martin Corp.	4.700%	5/15/2046	16,665	15,308
	Lockheed Martin Corp.	5.700%	11/15/2054	19,676	20,300
	Northrop Grumman Corp.	4.650%	7/15/2030	7,535	7,686
	Northrop Grumman Corp.	5.250%	7/15/2035	9,120	9,513
	Regal Rexnord Corp.	6.050%	2/15/2026	7,196	7,212
	Republic Services Inc.	2.375%	3/15/2033	29,945	26,295
	Republic Services Inc.	5.000%	12/15/2033	8,415	8,743
	RTX Corp.	4.125%	11/16/2028	3,840	3,854
	RTX Corp.	4.450%	11/16/2038	1,210	1,150
[7]	Siemens Financieringsmaatschappij NV	1.700%	3/11/2028	20,360	19,454
[7]	Siemens Financieringsmaatschappij NV	2.150%	3/11/2031	33,030	30,008
[7]	Siemens Financieringsmaatschappij NV	4.400%	5/27/2045	31,740	28,348
	Teledyne Technologies Inc.	2.250%	4/1/2028	30,011	28,780
	Teledyne Technologies Inc.	2.750%	4/1/2031	30,128	27,937
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	16,705	17,475
	Union Pacific Corp.	2.800%	2/14/2032	357	329
	Union Pacific Corp.	3.375%	2/14/2042	17,635	14,091
	Union Pacific Corp.	3.250%	2/5/2050	1,409	995
	Union Pacific Corp.	3.799%	10/1/2051	24,211	18,678
	Union Pacific Corp.	5.600%	12/1/2054	7,600	7,728
	Union Pacific Corp.	3.750%	2/5/2070	13,510	9,365
[4]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/2026	2,697	2,689
	Waste Connections Inc.	5.250%	9/1/2035	8,710	9,072
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	8,170	8,375
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	9,650	10,116
					1,048,947
Materials (0.3%)
[7]	Anglo American Capital plc	2.625%	9/10/2030	11,975	11,094
	CRH SMW Finance DAC	5.125%	1/9/2030	24,110	24,862
	Glencore Canada Corp.	6.200%	6/15/2035	4,406	4,692
[7]	Glencore Finance Canada Ltd.	6.000%	11/15/2041	2,711	2,827
[7]	Glencore Funding LLC	4.875%	3/12/2029	6,929	7,058
[7]	Glencore Funding LLC	5.371%	4/4/2029	37,393	38,659
[7]	Glencore Funding LLC	5.186%	4/1/2030	13,315	13,726
[7]	Glencore Funding LLC	6.375%	10/6/2030	36,446	39,414
[7]	Glencore Funding LLC	2.625%	9/23/2031	8,527	7,694
[7]	Glencore Funding LLC	5.700%	5/8/2033	1,565	1,657
[7]	Glencore Funding LLC	6.500%	10/6/2033	20,705	22,978
[7]	Glencore Funding LLC	5.634%	4/4/2034	59,017	61,861
[7]	Glencore Funding LLC	5.673%	4/1/2035	29,650	31,156
[7]	Glencore Funding LLC	3.875%	4/27/2051	2,360	1,785
[7]	Glencore Funding LLC	3.375%	9/23/2051	8,466	5,817
[7]	Glencore Funding LLC	5.893%	4/4/2054	24,895	25,054
[7]	Glencore Funding LLC	6.141%	4/1/2055	32,115	33,593
	Rio Tinto Finance USA plc	5.000%	3/14/2032	9,700	10,026
	Rio Tinto Finance USA plc	5.250%	3/14/2035	7,600	7,888
	Rio Tinto Finance USA plc	5.750%	3/14/2055	14,655	15,157
	Rio Tinto Finance USA plc	5.875%	3/14/2065	4,375	4,571
					371,569
Real Estate (0.8%)
	American Tower Corp.	3.800%	8/15/2029	51,672	50,870
	American Tower Corp.	5.000%	1/31/2030	12,275	12,576
	American Tower Corp.	5.450%	2/15/2034	1,615	1,683
	CBRE Services Inc.	4.900%	1/15/2033	4,780	4,841
	Cousins Properties LP	5.250%	7/15/2030	7,360	7,541
	Crown Castle Inc.	4.800%	9/1/2028	10,233	10,370
	Crown Castle Inc.	4.300%	2/15/2029	7,829	7,815
	Crown Castle Inc.	5.600%	6/1/2029	9,760	10,144
	Crown Castle Inc.	4.900%	9/1/2029	12,995	13,199
	Crown Castle Inc.	3.300%	7/1/2030	28,120	26,716
	Crown Castle Inc.	2.250%	1/15/2031	4,561	4,083
	Crown Castle Inc.	2.100%	4/1/2031	17,094	15,067
	Crown Castle Inc.	2.500%	7/15/2031	18,030	16,134
	Crown Castle Inc.	5.100%	5/1/2033	20,440	20,708
	Crown Castle Inc.	5.800%	3/1/2034	19,258	20,271
	Crown Castle Inc.	5.200%	9/1/2034	18,859	19,138

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Crown Castle Inc.	4.000%	11/15/2049	7,282	5,555
	CubeSmart LP	2.250%	12/15/2028	12,135	11,489
	CubeSmart LP	2.500%	2/15/2032	7,767	6,882
	DOC DR LLC	2.625%	11/1/2031	6,460	5,812
	Extra Space Storage LP	5.500%	7/1/2030	16,310	17,053
	Extra Space Storage LP	5.900%	1/15/2031	25,059	26,660
	Extra Space Storage LP	4.950%	1/15/2033	17,535	17,742
	Extra Space Storage LP	5.350%	1/15/2035	26,445	27,136
	GLP Capital LP	5.250%	2/15/2033	11,975	12,026
	GLP Capital LP	5.750%	11/1/2037	16,945	16,927
	Healthpeak OP LLC	2.125%	12/1/2028	30,395	28,616
	Healthpeak OP LLC	3.000%	1/15/2030	26,475	25,128
	Healthpeak OP LLC	4.750%	1/15/2033	28,630	28,587
	Kite Realty Group LP	5.200%	8/15/2032	3,215	3,292
	NNN REIT Inc.	5.500%	6/15/2034	16,311	17,010
	Prologis LP	4.750%	1/15/2031	10,118	10,361
	Prologis LP	5.250%	5/15/2035	24,200	25,106
	Realty Income Corp.	2.200%	6/15/2028	24,400	23,384
	Realty Income Corp.	4.700%	12/15/2028	27,200	27,719
	Realty Income Corp.	3.250%	1/15/2031	12,940	12,332
	Realty Income Corp.	2.850%	12/15/2032	25,860	23,256
	Realty Income Corp.	4.900%	7/15/2033	26,434	26,897
	Realty Income Corp.	5.125%	2/15/2034	25,644	26,468
	Realty Income Corp.	5.125%	4/15/2035	23,700	24,254
[7]	SBA Tower Trust	1.884%	1/15/2026	8,960	8,926
[7]	SBA Tower Trust	1.631%	11/15/2026	34,975	34,089
[7]	SBA Tower Trust	1.840%	4/15/2027	54,190	52,450
[7]	SBA Tower Trust	2.593%	10/15/2031	51,750	46,017
[7]	Scentre Group Trust 1	4.375%	5/28/2030	19,110	19,224
	Simon Property Group LP	2.450%	9/13/2029	19,865	18,772
	Simon Property Group LP	4.750%	9/26/2034	16,100	16,119
	VICI Properties LP	4.950%	2/15/2030	4,675	4,733
	VICI Properties LP	5.125%	11/15/2031	16,100	16,368
	VICI Properties LP	5.125%	5/15/2032	2,670	2,693
	VICI Properties LP	5.750%	4/1/2034	8,415	8,734
	VICI Properties LP	6.125%	4/1/2054	25,062	25,078
	Welltower OP LLC	5.125%	7/1/2035	42,295	43,488
					987,539
Technology (1.3%)
	Apple Inc.	3.850%	5/4/2043	48,000	41,222
	Apple Inc.	3.450%	2/9/2045	5,075	4,040
	Apple Inc.	4.650%	2/23/2046	5,600	5,251
	Apple Inc.	2.650%	5/11/2050	24,045	15,498
	Apple Inc.	2.650%	2/8/2051	27,145	17,338
	Apple Inc.	3.950%	8/8/2052	12,831	10,429
	Automatic Data Processing Inc.	4.750%	5/8/2032	50,055	51,432
	Broadcom Inc.	4.110%	9/15/2028	37,859	38,010
	Broadcom Inc.	4.750%	4/15/2029	6,460	6,597
	Broadcom Inc.	5.050%	7/12/2029	29,470	30,440
	Broadcom Inc.	4.350%	2/15/2030	16,755	16,898
	Broadcom Inc.	4.600%	7/15/2030	50,145	51,123
	Broadcom Inc.	4.150%	11/15/2030	24,480	24,491
[4]	Broadcom Inc.	4.550%	2/15/2032	8,245	8,333
	Broadcom Inc.	4.900%	7/15/2032	55,023	56,548
	Broadcom Inc.	2.600%	2/15/2033	31,355	27,894
	Broadcom Inc.	3.419%	4/15/2033	39,960	37,465
	Broadcom Inc.	4.800%	2/15/2036	40,845	40,944
[7]	Broadcom Inc.	3.187%	11/15/2036	7,097	6,128
	Broadcom Inc.	3.500%	2/15/2041	12,325	10,247
	Cisco Systems Inc.	4.950%	2/26/2031	28,815	29,992
	Cisco Systems Inc.	5.050%	2/26/2034	34,695	36,000
	Cisco Systems Inc.	5.300%	2/26/2054	10,840	10,640
[7]	Foundry JV Holdco LLC	5.900%	1/25/2030	27,040	28,448
[7]	Foundry JV Holdco LLC	6.250%	1/25/2035	9,845	10,600
[7]	Foundry JV Holdco LLC	6.200%	1/25/2037	35,040	37,388
[7]	Foundry JV Holdco LLC	6.400%	1/25/2038	56,388	60,950
	Intel Corp.	2.000%	8/12/2031	3,635	3,201
	Intel Corp.	5.625%	2/10/2043	19,934	19,633
	Intel Corp.	4.100%	5/19/2046	45,545	35,657

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	4.100%	5/11/2047	5,815	4,497
	Intel Corp.	3.250%	11/15/2049	5,250	3,453
	Intel Corp.	3.050%	8/12/2051	4,565	2,880
	International Business Machines Corp.	3.500%	5/15/2029	99,238	97,556
	International Business Machines Corp.	1.950%	5/15/2030	8,245	7,521
	International Business Machines Corp.	4.150%	5/15/2039	18,461	16,693
	International Business Machines Corp.	4.250%	5/15/2049	26,888	22,226
[4]	International Business Machines Corp.	5.700%	2/10/2055	64,628	65,337
	Intuit Inc.	5.200%	9/15/2033	35,655	37,434
	Intuit Inc.	5.500%	9/15/2053	23,194	23,301
	J Paul Getty Trust	4.905%	4/1/2035	18,330	18,898
	KLA Corp.	4.950%	7/15/2052	31,510	29,239
	Micron Technology Inc.	4.663%	2/15/2030	17,806	18,030
	Micron Technology Inc.	5.650%	11/1/2032	14,000	14,735
	Microsoft Corp.	3.450%	8/8/2036	31,097	28,762
	Microsoft Corp.	2.525%	6/1/2050	107,844	68,332
	Microsoft Corp.	2.500%	9/15/2050	16,363	10,277
	Microsoft Corp.	2.921%	3/17/2052	119,367	80,927
	QUALCOMM Inc.	2.150%	5/20/2030	29,475	27,193
	QUALCOMM Inc.	4.500%	5/20/2030	12,495	12,724
	QUALCOMM Inc.	5.000%	5/20/2035	23,510	24,117
	QUALCOMM Inc.	4.800%	5/20/2045	12,860	11,980
	QUALCOMM Inc.	4.300%	5/20/2047	1,255	1,073
	QUALCOMM Inc.	4.500%	5/20/2052	16,672	14,377
	S&P Global Inc.	2.700%	3/1/2029	3,693	3,547
	S&P Global Inc.	3.700%	3/1/2052	33,425	25,795
	Synopsys Inc.	4.850%	4/1/2030	38,755	39,608
	Synopsys Inc.	5.000%	4/1/2032	42,325	43,386
	UL Solutions Inc.	6.500%	10/20/2028	12,800	13,514
					1,540,249
Utilities (3.4%)
[4]	AEP Texas Inc.	4.150%	5/1/2049	5,065	3,970
[4]	AEP Texas Inc.	3.450%	1/15/2050	11,200	7,789
	AEP Texas Inc.	3.450%	5/15/2051	9,600	6,609
[4]	AEP Transmission Co. LLC	4.500%	6/15/2052	9,195	7,938
	AEP Transmission Co. LLC	5.400%	3/15/2053	6,460	6,398
	Alabama Power Co.	5.700%	2/15/2033	15,000	16,018
	Alabama Power Co.	5.100%	4/2/2035	19,530	20,062
	Alabama Power Co.	6.000%	3/1/2039	21,773	23,692
	Alabama Power Co.	3.750%	3/1/2045	24,430	19,495
[4]	Alabama Power Co.	4.300%	7/15/2048	28,015	23,775
	Ameren Illinois Co.	3.800%	5/15/2028	22,215	22,163
	Ameren Illinois Co.	6.125%	12/15/2028	54,000	56,801
	Ameren Illinois Co.	3.700%	12/1/2047	5,045	3,920
[4]	Ameren Missouri Securitization Funding I LLC	4.850%	10/1/2039	14,698	14,925
	American Water Capital Corp.	2.950%	9/1/2027	9,975	9,815
	American Water Capital Corp.	4.450%	6/1/2032	22,115	22,219
	American Water Capital Corp.	4.200%	9/1/2048	22,158	18,331
	American Water Capital Corp.	4.150%	6/1/2049	850	697
	American Water Capital Corp.	3.450%	5/1/2050	2,280	1,656
	Arizona Public Service Co.	6.350%	12/15/2032	6,080	6,678
	Arizona Public Service Co.	5.550%	8/1/2033	8,253	8,666
	Arizona Public Service Co.	5.900%	8/15/2055	14,025	14,439
	Atmos Energy Corp.	5.000%	12/15/2054	14,100	13,097
	Baltimore Gas & Electric Co.	4.250%	9/15/2048	5,000	4,183
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	6,549	4,278
[7]	Basin Electric Power Cooperative	5.850%	10/15/2055	11,950	11,946
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	29,775	32,559
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	830	901
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	10,715	10,433
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	20,000	15,357
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	15,865	12,925
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	27,777	23,828
[7]	Boston Gas Co.	3.150%	8/1/2027	5,385	5,302
[7]	Boston Gas Co.	3.001%	8/1/2029	5,970	5,720
[7]	Boston Gas Co.	3.757%	3/16/2032	4,225	4,024
[7]	Brooklyn Union Gas Co.	3.407%	3/10/2026	2,685	2,677
[7]	Brooklyn Union Gas Co.	4.273%	3/15/2048	27,737	22,701
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	15,365	15,889

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	8,245	8,421
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	35,850	36,771
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	8,068	8,056
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	28,139	29,233
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	6,560	6,810
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	9,180	8,664
[4]	Cleco Securitization I LLC	4.646%	9/1/2042	27,070	26,260
	Commonwealth Edison Co.	4.350%	11/15/2045	13,610	11,745
	Commonwealth Edison Co.	3.650%	6/15/2046	2,165	1,689
[4]	Commonwealth Edison Co.	3.750%	8/15/2047	10,000	7,789
	Commonwealth Edison Co.	4.000%	3/1/2048	13,787	11,190
[4]	Commonwealth Edison Co.	3.850%	3/15/2052	3,755	2,893
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	4,900	4,338
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	36,735	32,387
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	2,729	2,188
[4]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	4,105	3,331
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	1,690	1,349
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	27,865	18,929
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	12,957	13,902
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	68,575	58,976
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	10,420	10,675
[4]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	9,500	7,222
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	48,966	40,890
	Dominion Energy Inc.	4.600%	5/15/2028	21,520	21,788
[4]	Dominion Energy Inc.	3.375%	4/1/2030	3,083	2,978
	Dominion Energy Inc.	5.375%	11/15/2032	7,542	7,880
[4]	Dominion Energy Inc.	5.250%	8/1/2033	5,706	5,887
[4]	Dominion Energy Inc.	4.900%	8/1/2041	5,800	5,411
[4]	Dominion Energy Inc.	4.600%	3/15/2049	27,385	23,135
[4]	Dominion Energy Inc.	4.850%	8/15/2052	39,963	34,934
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	4,886	5,489
	Dominion Energy South Carolina Inc.	5.800%	1/15/2033	9,000	9,527
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	1,438	1,510
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	44,155	48,078
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	2,945	2,997
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	29,850	27,186
	DTE Energy Co.	4.950%	7/1/2027	20,780	21,038
	DTE Energy Co.	5.200%	4/1/2030	18,065	18,685
[4]	Duke Energy Carolinas LLC	6.000%	12/1/2028	2,190	2,314
	Duke Energy Carolinas LLC	4.950%	1/15/2033	4,810	4,979
	Duke Energy Carolinas LLC	6.100%	6/1/2037	3,404	3,717
	Duke Energy Carolinas LLC	6.050%	4/15/2038	4,000	4,372
	Duke Energy Carolinas LLC	3.700%	12/1/2047	17,085	13,220
	Duke Energy Carolinas LLC	5.350%	1/15/2053	52,380	51,292
[4]	Duke Energy Carolinas Nc Storm Funding II LLC	5.070%	1/1/2046	36,130	36,319
	Duke Energy Corp.	3.400%	6/15/2029	12,030	11,752
	Duke Energy Corp.	2.450%	6/1/2030	14,375	13,332
	Duke Energy Corp.	4.500%	8/15/2032	14,050	14,064
	Duke Energy Corp.	4.950%	9/15/2035	17,970	17,986
	Duke Energy Corp.	3.300%	6/15/2041	39,505	30,768
	Duke Energy Corp.	4.800%	12/15/2045	44,700	40,223
	Duke Energy Corp.	3.750%	9/1/2046	22,085	17,020
	Duke Energy Corp.	3.950%	8/15/2047	4,800	3,769
	Duke Energy Corp.	4.200%	6/15/2049	25,820	20,734
	Duke Energy Corp.	3.500%	6/15/2051	38,835	27,513
	Duke Energy Corp.	5.000%	8/15/2052	43,405	39,165
	Duke Energy Corp.	5.800%	6/15/2054	10,000	10,113
	Duke Energy Corp.	5.700%	9/15/2055	34,890	34,803
	Duke Energy Florida LLC	6.350%	9/15/2037	8,000	8,968
	Duke Energy Florida LLC	6.400%	6/15/2038	27,055	30,609
	Duke Energy Florida LLC	3.400%	10/1/2046	6,460	4,801
	Duke Energy Florida LLC	5.950%	11/15/2052	11,250	11,828
	Duke Energy Progress LLC	3.400%	4/1/2032	15,845	15,041
	Duke Energy Progress LLC	5.050%	3/15/2035	43,780	44,854
	Duke Energy Progress LLC	6.300%	4/1/2038	14,705	16,531
	Duke Energy Progress LLC	4.100%	3/15/2043	615	527
	Duke Energy Progress LLC	4.200%	8/15/2045	40,400	34,353
	Duke Energy Progress LLC	2.500%	8/15/2050	2,475	1,487
	Duke Energy Progress LLC	2.900%	8/15/2051	2,450	1,580
	Duke Energy Progress LLC	4.000%	4/1/2052	4,185	3,326

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Duke Energy Progress Nc Storm Funding II LLC	4.890%	1/1/2046	36,855	37,081
[4]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2037	34,870	30,246
[7]	East Ohio Gas Co.	2.000%	6/15/2030	8,960	8,132
[7]	East Ohio Gas Co.	3.000%	6/15/2050	13,050	8,550
	Emera US Finance LP	3.550%	6/15/2026	25,624	25,514
	Emera US Finance LP	4.750%	6/15/2046	5,700	4,926
[7]	Enel Finance International NV	4.125%	9/30/2028	12,425	12,428
[7]	Enel Finance International NV	4.375%	9/30/2030	32,450	32,395
[7]	Enel Finance International NV	5.000%	9/30/2035	11,355	11,332
[7]	Enel Finance International NV	5.750%	9/30/2055	51,595	50,874
	Entergy Louisiana LLC	3.120%	9/1/2027	14,935	14,736
	Evergy Kansas Central Inc.	3.250%	9/1/2049	5,062	3,521
[4]	Evergy Metro Inc.	2.250%	6/1/2030	5,680	5,248
	Evergy Metro Inc.	4.200%	3/15/2048	3,419	2,848
[4]	Eversource Energy	3.300%	1/15/2028	12,335	12,101
	Eversource Energy	5.450%	3/1/2028	24,675	25,268
	Eversource Energy	5.950%	2/1/2029	2,500	2,617
[4]	Eversource Energy	4.250%	4/1/2029	2,182	2,179
[4]	Eversource Energy	1.650%	8/15/2030	2,500	2,206
	Eversource Energy	4.450%	12/15/2030	6,660	6,643
	Eversource Energy	3.375%	3/1/2032	5,495	5,097
	Eversource Energy	5.125%	5/15/2033	1,170	1,188
	Exelon Corp.	3.350%	3/15/2032	18,315	17,175
	FirstEnergy Corp.	2.650%	3/1/2030	4,675	4,351
[4]	FirstEnergy Corp.	2.250%	9/1/2030	14,331	13,006
[4]	FirstEnergy Corp.	4.850%	7/15/2047	2,290	2,032
[4]	FirstEnergy Corp.	3.400%	3/1/2050	25,860	18,171
[7]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	1,910	1,952
[7]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/2029	6,572	6,593
	FirstEnergy Transmission LLC	5.000%	1/15/2035	15,477	15,589
	Florida Power & Light Co.	5.650%	2/1/2035	50,000	53,002
	Florida Power & Light Co.	4.950%	6/1/2035	10,000	10,257
	Florida Power & Light Co.	5.650%	2/1/2037	5,000	5,378
	Florida Power & Light Co.	5.950%	2/1/2038	21,188	23,181
	Florida Power & Light Co.	3.700%	12/1/2047	13,702	10,710
	Florida Power & Light Co.	5.300%	4/1/2053	17,250	16,899
	Fortis Inc.	3.055%	10/4/2026	28,565	28,302
	Georgia Power Co.	4.850%	3/15/2031	14,715	15,157
	Georgia Power Co.	4.700%	5/15/2032	29,820	30,359
	Georgia Power Co.	4.950%	5/17/2033	26,485	27,127
	Georgia Power Co.	5.250%	3/15/2034	15,025	15,596
	Georgia Power Co.	5.200%	3/15/2035	30,165	31,124
	Georgia Power Co.	5.400%	6/1/2040	6,665	6,802
[4]	Georgia Power Co.	4.750%	9/1/2040	34,703	33,352
	Georgia Power Co.	4.300%	3/15/2042	14,834	13,184
	Georgia Power Co.	5.125%	5/15/2052	19,840	18,818
	Indiana Michigan Power Co.	4.250%	8/15/2048	14,980	12,261
	Jersey Central Power & Light Co.	5.100%	1/15/2035	35,095	35,681
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	20,735	20,295
[7]	KeySpan Gas East Corp.	2.742%	8/15/2026	25,345	25,054
[7]	Massachusetts Electric Co.	1.729%	11/24/2030	990	868
[7]	Massachusetts Electric Co.	5.900%	11/15/2039	21,565	22,828
	MidAmerican Energy Co.	4.400%	10/15/2044	1,050	922
	MidAmerican Energy Co.	4.250%	5/1/2046	5,485	4,682
	MidAmerican Energy Co.	4.250%	7/15/2049	6,595	5,499
	MidAmerican Energy Co.	3.150%	4/15/2050	38,026	26,296
[7]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	3,170	3,171
[4]	Mississippi Power Co.	4.250%	3/15/2042	7,024	6,130
[7]	Monongahela Power Co.	5.400%	12/15/2043	4,570	4,523
[4]	Nevada Power Co.	3.125%	8/1/2050	15,345	10,237
[7]	Niagara Mohawk Power Corp.	4.278%	12/15/2028	38,470	38,571
[7]	Niagara Mohawk Power Corp.	4.647%	10/3/2030	2,500	2,520
[7]	Niagara Mohawk Power Corp.	3.025%	6/27/2050	14,840	9,719
	NiSource Inc.	5.250%	3/30/2028	19,368	19,869
	NiSource Inc.	5.200%	7/1/2029	7,275	7,511
	NiSource Inc.	5.250%	2/15/2043	22,833	22,100
	NiSource Inc.	4.800%	2/15/2044	12,750	11,583
	NiSource Inc.	5.000%	6/15/2052	19,985	18,057
	NiSource Inc.	5.850%	4/1/2055	9,525	9,664
	Northern States Power Co.	2.250%	4/1/2031	4,940	4,505

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern States Power Co.	6.250%	6/1/2036	41,755	46,346
[7]	Oglethorpe Power Corp.	6.191%	1/1/2031	27,424	28,771
	Oglethorpe Power Corp.	5.950%	11/1/2039	6,075	6,502
	Oglethorpe Power Corp.	4.550%	6/1/2044	1,825	1,555
	Oglethorpe Power Corp.	4.250%	4/1/2046	19,060	15,395
	Oglethorpe Power Corp.	4.500%	4/1/2047	4,095	3,463
	Oglethorpe Power Corp.	5.050%	10/1/2048	4,690	4,264
	Oglethorpe Power Corp.	5.800%	6/1/2054	5,525	5,489
[7]	Ohio Edison Co.	4.950%	12/15/2029	6,710	6,892
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	4,425	4,351
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	19,394	19,488
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	37,160	39,787
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	10,735	9,797
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	23,120	14,145
	Oncor Electric Delivery Co. LLC	4.600%	6/1/2052	26,115	22,245
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	3,788	3,450
	Pacific Gas & Electric Co.	6.950%	3/15/2034	22,565	25,252
	Pacific Gas & Electric Co.	5.800%	5/15/2034	5,110	5,330
	Pacific Gas & Electric Co.	4.750%	2/15/2044	9,803	8,402
	Pacific Gas & Electric Co.	4.950%	7/1/2050	6,749	5,819
	Pacific Gas & Electric Co.	6.750%	1/15/2053	8,300	8,997
	PECO Energy Co.	2.850%	9/15/2051	8,000	5,091
	PECO Energy Co.	4.600%	5/15/2052	12,845	11,232
[4]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2036	3,775	3,173
[4]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2046	16,989	12,517
[4]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2047	12,150	10,905
[4]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2047	25,815	25,443
[4]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2052	23,500	22,386
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	9,130	8,294
	Potomac Electric Power Co.	6.500%	11/15/2037	25,000	28,347
	Public Service Co. of New Hampshire	5.350%	10/1/2033	6,460	6,779
	Public Service Co. of Oklahoma	5.200%	1/15/2035	9,700	9,854
	Public Service Co. of Oklahoma	5.450%	1/15/2036	42,660	43,955
[4]	Public Service Electric & Gas Co.	5.050%	3/1/2035	25,502	26,143
[4]	Public Service Electric & Gas Co.	5.500%	3/1/2055	17,167	17,209
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	17,595	18,136
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	11,295	11,771
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	23,120	23,929
[4]	San Diego Gas & Electric Co.	1.700%	10/1/2030	4,940	4,409
[4]	San Diego Gas & Electric Co.	3.750%	6/1/2047	5,390	4,149
	San Diego Gas & Electric Co.	4.150%	5/15/2048	5,940	4,822
[4]	San Diego Gas & Electric Co.	2.950%	8/15/2051	714	464
	San Diego Gas & Electric Co.	3.700%	3/15/2052	29,320	21,513
	San Diego Gas & Electric Co.	5.350%	4/1/2053	34,130	32,868
[4]	SCE Recovery Funding LLC	0.861%	11/15/2031	5,884	5,245
[4]	SCE Recovery Funding LLC	1.942%	5/15/2038	3,655	2,867
[4]	SCE Recovery Funding LLC	2.510%	11/15/2043	3,310	2,301
	Sempra	3.250%	6/15/2027	80,765	79,573
	Sempra	3.700%	4/1/2029	2,295	2,260
	Sempra	6.000%	10/15/2039	14,800	15,590
	Southern California Edison Co.	5.150%	6/1/2029	32,950	33,611
	Southern California Edison Co.	5.450%	6/1/2031	21,160	21,897
	Southern California Edison Co.	6.000%	1/15/2034	7,695	8,116
	Southern California Edison Co.	5.450%	3/1/2035	53,381	54,484
[4]	Southern California Edison Co.	5.350%	7/15/2035	4,320	4,371
[4]	Southern California Edison Co.	5.550%	1/15/2037	50,475	51,035
[4]	Southern California Edison Co.	5.950%	2/1/2038	40,000	41,185
	Southern California Edison Co.	6.050%	3/15/2039	1,980	2,061
	Southern California Edison Co.	4.650%	10/1/2043	3,255	2,811
[4]	Southern California Edison Co.	4.125%	3/1/2048	6,098	4,733
	Southern California Edison Co.	3.650%	2/1/2050	5,405	3,824
	Southern California Edison Co.	5.700%	3/1/2053	7,085	6,707
	Southern California Edison Co.	5.875%	12/1/2053	9,878	9,644
	Southern California Edison Co.	5.900%	3/1/2055	18,643	18,366
	Southern California Edison Co.	6.200%	9/15/2055	29,123	29,894
	Southern California Gas Co.	6.350%	11/15/2052	17,580	19,318
	Southern Co.	4.400%	7/1/2046	76,642	65,685
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	6,670	7,102
[4]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	6,105	6,179
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	4,800	3,830

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwest Gas Corp.	2.200%	6/15/2030	6,310	5,760
	Southwestern Electric Power Co.	6.200%	3/15/2040	9,800	10,553
	Southwestern Public Service Co.	3.700%	8/15/2047	3,756	2,851
	Tampa Electric Co.	4.900%	3/1/2029	8,065	8,264
[7]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/2042	39,235	39,187
[7]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/2046	18,860	18,208
[7]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/2050	17,640	17,159
[7]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	9,125	9,399
	Tucson Electric Power Co.	5.500%	4/15/2053	6,825	6,648
	Tucson Electric Power Co.	5.900%	4/15/2055	6,740	6,931
	Union Electric Co.	4.000%	4/1/2048	14,316	11,528
	Union Electric Co.	3.900%	4/1/2052	8,575	6,696
	Union Electric Co.	5.450%	3/15/2053	8,045	7,877
[4]	Virginia Electric & Power Co.	3.500%	3/15/2027	16,025	15,939
	Virginia Electric & Power Co.	5.150%	3/15/2035	6,565	6,720
[4]	Virginia Electric & Power Co.	4.900%	9/15/2035	16,620	16,660
[4]	Virginia Electric & Power Co.	6.000%	5/15/2037	1,740	1,885
	Virginia Electric & Power Co.	4.600%	12/1/2048	11,210	9,818
	Virginia Electric & Power Co.	5.450%	4/1/2053	8,100	7,873
	Virginia Electric & Power Co.	5.550%	8/15/2054	8,100	8,034
	Virginia Electric & Power Co.	5.650%	3/15/2055	17,575	17,575
[4]	Virginia Electric & Power Co.	5.600%	9/15/2055	53,380	53,112
	Wisconsin Electric Power Co.	5.700%	12/1/2036	17,280	18,647
	Wisconsin Public Service Corp.	6.080%	12/1/2028	45,000	47,144
					4,205,546
Total Corporate Bonds (Cost $27,436,143)					26,569,252
Sovereign Bonds (0.6%)
[4,7]	Bermuda	2.375%	8/20/2030	18,130	16,451
[4,7]	Bermuda	3.375%	8/20/2050	6,835	4,820
[4,7]	Corp. Nacional del Cobre de Chile	3.700%	1/30/2050	20,705	14,736
	Equinor ASA	3.125%	4/6/2030	53,605	51,715
	Equinor ASA	4.500%	9/3/2030	8,515	8,673
	Equinor ASA	5.125%	6/3/2035	73,102	75,825
	Equinor ASA	4.750%	11/14/2035	27,890	28,078
[4,7]	Kingdom of Saudi Arabia	5.375%	1/13/2031	25,595	26,845
[4,7]	Kingdom of Saudi Arabia	5.750%	1/16/2054	23,848	24,345
[4,7]	NBN Co. Ltd.	1.625%	1/8/2027	26,265	25,601
[4,7]	NBN Co. Ltd.	2.625%	5/5/2031	37,954	34,995
[4,7]	NBN Co. Ltd.	2.500%	1/8/2032	77,087	69,367
[7]	OMERS Finance Trust	4.000%	4/20/2028	18,090	18,219
[4,7]	Qatar Energy	3.125%	7/12/2041	23,200	17,948
[4]	Qatar Energy	3.300%	7/12/2051	37,850	26,979
[4]	Republic of Chile	2.550%	7/27/2033	36,780	31,951
[4]	Republic of Chile	3.500%	1/31/2034	20,300	18,742
	Republic of Chile	3.500%	4/15/2053	20,175	14,781
[4,7]	Saudi Arabian Oil Co.	5.375%	6/2/2035	33,170	34,260
[4,7]	Saudi Arabian Oil Co.	6.375%	6/2/2055	26,705	28,495
	State of Israel	5.375%	3/12/2029	36,740	37,834
	State of Israel	5.500%	3/12/2034	17,400	18,106
	State of Israel	5.750%	3/12/2054	58,355	56,869
[4,7]	UAE International Government Bond	4.951%	7/7/2052	13,725	13,405
[4]	United Mexican States	6.338%	5/4/2053	13,472	13,065
[4]	United Mexican States	6.400%	5/7/2054	18,655	18,203
Total Sovereign Bonds (Cost $757,620)					730,308
Taxable Municipal Bonds (1.4%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/2037	1,510	1,243
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/2040	9,605	11,040
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	1,965	2,117
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/2050	26,165	30,513
	Broward County FL Airport System Revenue	3.477%	10/1/2043	10,370	8,847
	California GO	7.550%	4/1/2039	12,375	15,235
	California GO	7.300%	10/1/2039	48,825	57,645
	California GO	5.875%	10/1/2041	29,515	31,003
	California Health Facilities Financing Authority Revenue	4.190%	6/1/2037	4,380	4,224

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University Systemwide Revenue	2.719%	11/1/2052	12,090	8,097
	California State University Systemwide Revenue	2.939%	11/1/2052	15,225	10,398
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	30,930	34,879
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	52,817	59,601
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/2040	2,260	2,408
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	7,405	6,156
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/2046	18,860	13,931
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/2051	2,695	2,266
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/2051	7,635	6,756
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/2027	29,555	28,607
[9]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/2053	11,545	9,088
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	67,210	73,983
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/2034	1,585	1,456
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/2042	1,165	985
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	7,110	6,433
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/2042	5,645	5,781
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	28,900	20,482
	Houston TX GO	6.290%	3/1/2032	11,310	12,081
	Illinois GO	5.100%	6/1/2033	316,827	325,138
	Illinois Toll Highway Authority Revenue	6.184%	1/1/2034	29,200	31,579
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	2.833%	1/1/2038	5,480	4,664
	Kansas Development Finance Authority Revenue	4.927%	4/15/2045	7,745	7,789
[10]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	15,140	10,935
[9]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/2034	50,000	53,113
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/2039	21,505	22,338
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/2043	19,000	20,210
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/2056	12,445	12,240
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/2039	22,105	23,279
	Massachusetts SO Revenue	4.110%	7/15/2031	3,905	3,904
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/2034	11,320	10,416
	New Jersey Turnpike Authority Revenue	7.414%	1/1/2040	30,285	36,524
	New York City NY GO	4.610%	9/1/2037	29,690	29,225
	New York City NY GO	5.094%	10/1/2049	19,215	18,379
	New York City NY GO	5.114%	10/1/2054	9,070	8,706
	New York City NY GO	5.935%	2/1/2055	4,840	5,201
	New York Metropolitan Transportation Authority Revenue	6.814%	11/15/2040	13,630	15,522
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/2039	9,530	11,394
	New York Metropolitan Transportation Authority Revenue (Green Bond)	5.175%	11/15/2049	2,425	2,262
	North Texas Tollway Authority System Revenue	6.718%	1/1/2049	11,035	12,471
[9]	Oregon School Boards Association GO	5.528%	6/30/2028	26,106	26,714
[10]	Oregon State University General Revenue	3.424%	3/1/2060	28,000	20,209
[11]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/2028	66,810	70,949
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	40	43
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/2053	34,900	34,125
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	44,055	37,857
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/2065	21,985	20,159
	Riverside CA Pension Obligation Bonds Revenue	3.857%	6/1/2045	8,775	7,754
	Riverside County CA Pension Obligation Bonds Revenue	3.818%	2/15/2038	9,585	9,144
	Rutgers State University New Jersey Revenue	3.270%	5/1/2043	9,510	7,885
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/2042	34,905	29,065
	San Antonio TX Electric & Gas Systems Revenue	5.469%	2/1/2045	15,060	15,313
	San Antonio TX Electric & Gas Systems Revenue	5.569%	2/1/2050	33,435	33,608
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/2035	11,412	11,763
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/2041	10,694	11,026
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/2032	17,265	17,239
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/2048	9,465	10,338
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/2049	15,150	16,462
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/2050	15,445	10,384
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/2053	46,830	41,003
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/2060	26,520	17,449
	University of California Revenue	1.316%	5/15/2027	7,470	7,228
	University of California Revenue	1.614%	5/15/2030	16,140	14,770
	University of California Revenue	3.931%	5/15/2045	22,370	20,807

Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Michigan Revenue	2.562%	4/1/2050	32,056	20,385
	University of Michigan Revenue	3.504%	4/1/2052	7,445	5,615
	University of Minnesota Revenue	4.048%	4/1/2052	25,160	20,787
Total Taxable Municipal Bonds (Cost $1,759,964)					1,668,625
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (0.0%)
[12,13]	Vanguard Market Liquidity Fund	4.024%		656,921	65,692
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.0%)
	Bank of America Securities, LLC (Dated 11/28/2025, Repurchase Value $16,005, collateralized by U.S. Government Agency Obligations 2.000%–6.500%, 3/15/2040–9/15/2058, with a value of $16,320)	4.090%	12/1/2025	16,000	16,000
	Bank of America Securities, LLC (Dated 11/28/2025, Repurchase Value $105,036, collateralized by U.S. Treasury Obligations 0.000%–4.500%, 5/7/2026–11/15/2048, with a value of $107,100)	4.090%	12/1/2025	105,000	105,000
	Bank of America Securities, LLC (Dated 11/28/2025, Repurchase Value $95,032, collateralized by U.S. Government Agency Obligations 5.000%, 11/1/2045, with a value of $96,900)	4.100%	12/1/2025	95,000	95,000
	Citigroup Global Markets Inc. (Dated 11/28/2025, Repurchase Value $126,743, collateralized by U.S. Treasury Obligations 3.875%, 8/31/2032, with a value of $129,234)	4.080%	12/1/2025	126,700	126,700
	Credit Agricole Securities (Dated 11/28/2025, Repurchase Value $82,128, collateralized by U.S. Treasury and Government Agency Obligations 0.250%–4.550%, 12/31/2025–11/15/2050, with a value of $83,742)	4.080%	12/1/2025	82,100	82,100
	Deutsche Bank Securities, Inc. (Dated 11/28/2025, Repurchase Value $48,617, collateralized by U.S. Government Agency Obligations 5.500%, 11/1/2054, with a value of $49,572)	4.090%	12/1/2025	48,600	48,600
	HSBC Bank USA (Dated 11/28/2025, Repurchase Value $109,637, collateralized by U.S. Treasury Obligations 0.000%–4.500%, 12/4/2025–11/15/2050, with a value of $111,792)	4.090%	12/1/2025	109,600	109,600
	HSBC Bank USA (Dated 11/28/2025, Repurchase Value $87,430, collateralized by U.S. Government Agency Obligations 2.000%–7.000%, 8/1/2034–11/1/2055, with a value of $89,148)	4.100%	12/1/2025	87,400	87,400
	JP Morgan Securities, LLC (Dated 11/28/2025, Repurchase Value $90,031, collateralized by U.S. Treasury Obligations 0.000%–4.125%, 12/2/2025–1/31/2029, with a value of $91,800)	4.080%	12/1/2025	90,000	90,000
	Nomura International plc (Dated 11/28/2025, Repurchase Value $90,031, collateralized by U.S. Treasury Obligations 1.250%–4.025%, 1/31/2026–8/15/2033, with a value of $91,800)	4.080%	12/1/2025	90,000	90,000
	Nomura International plc (Dated 11/28/2025, Repurchase Value $20,007, collateralized by U.S. Treasury Obligations 0.750%–3.750%, 1/15/2026–5/15/2042, with a value of $20,400)	4.080%	12/1/2025	20,000	20,000
	RBC Capital Markets LLC (Dated 11/28/2025, Repurchase Value $62,921, collateralized by U.S. Treasury Obligations 3.750%–4.500%, 6/30/2027–5/15/2034, with a value of $64,158)	4.090%	12/1/2025	62,900	62,900
	Societe Generale (Dated 11/28/2025, Repurchase Value $87,430, collateralized by U.S. Treasury Obligations 3.125%–4.500%, 8/15/2044–11/15/2054, with a value of $89,148)	4.080%	12/1/2025	87,400	87,400
	TD Securities (USA) LLC (Dated 11/28/2025, Repurchase Value $58,820, collateralized by U.S. Government Agency Obligations 2.000%–4.000%, 12/20/2050–6/20/2052, with a value of $59,976)	4.090%	12/1/2025	58,800	58,800

Wellington Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wells Fargo & Co. (Dated 11/28/2025, Repurchase Value $87,430, collateralized by U.S. Government Agency Obligations 4.350%–6.650%, 7/15/2058–4/15/2068, with a value of $89,148)	4.090%	12/1/2025	87,400	87,400
				1,166,900
Total Temporary Cash Investments (Cost $1,232,583)				1,232,592
Total Investments (99.8%) (Cost $88,824,817)				122,090,084
Other Assets and Liabilities—Net (0.2%)				199,699
Net Assets (100%)				122,289,783
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $794.
2	Securities with a value of $1,268 have been segregated as initial margin for open futures contracts.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Security value determined using significant unobservable inputs.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $7,270,467, representing 5.9% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13	Collateral of $65,603 was received for securities on loan.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SO—Special Obligation.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Wellington Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2026	957	105,046	30

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Goldman Sachs Group Inc.	5/10/2026	CITNA	274,497	(4.137)	9,457	—
Goldman Sachs Group Inc.	5/5/2028	JPMC	390,609	(4.132)	15,302	—
					24,759	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
At November 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $6,098 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Statement of Assets and Liabilities
As of November 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $88,759,134)	122,024,392
Affiliated Issuers (Cost $65,683)	65,692
Total Investments in Securities	122,090,084
Investment in Vanguard	2,903
Cash	19,935
Foreign Currency, at Value (Cost $1,788)	1,853
Receivables for Investment Securities Sold	419,995
Receivables for Accrued Income	515,097
Receivables for Capital Shares Issued	19,926
Unrealized Appreciation—Over-the-Counter Swap Contracts	24,759
Total Assets	123,094,552
Liabilities
Payables for Investment Securities Purchased	682,512
Collateral for Securities on Loan	65,603
Payables for Capital Shares Redeemed	32,159
Payables to Investment Advisor	19,016
Payables to Vanguard	5,367
Variation Margin Payable—Futures Contracts	112
Total Liabilities	804,769
Net Assets	122,289,783
1 Includes $794 of securities on loan.
At November 30, 2025, net assets consisted of:

Paid-in Capital	78,413,124
Total Distributable Earnings (Loss)	43,876,659
Net Assets	122,289,783

Investor Shares—Net Assets
Applicable to 265,518,702 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,045,767
Net Asset Value Per Share—Investor Shares	$49.13

Admiral™ Shares—Net Assets
Applicable to 1,287,566,724 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	109,244,016
Net Asset Value Per Share—Admiral Shares	$84.85
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Statement of Operations

Year Ended November 30, 2025
($000)
Investment Income
Income
Dividends[1]	960,003
Interest[2]	1,763,439
Securities Lending—Net	1,209
Total Income	2,724,651
Expenses
Investment Advisory Fees—Note B
Basic Fee	87,586
Performance Adjustment	(14,533)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	23,018
Management and Administrative—Admiral Shares	96,903
Marketing and Distribution—Investor Shares	525
Marketing and Distribution—Admiral Shares	3,145
Custodian Fees	215
Auditing Fees	35
Shareholders’ Reports and Proxy Fees—Investor Shares	294
Shareholders’ Reports and Proxy Fees—Admiral Shares	359
Trustees’ Fees and Expenses	67
Other Expenses	156
Total Expenses	197,770
Expenses Paid Indirectly	(153)
Net Expenses	197,617
Net Investment Income	2,527,034
Realized Net Gain (Loss)
Investment Securities Sold[2]	10,706,718
Futures Contracts	(2,637)
Swap Contracts	46,695
Forward Currency Contracts	4,121
Foreign Currencies	(717)
Realized Net Gain (Loss)	10,754,180
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,259,182
Futures Contracts	7,957
Swap Contracts	24,759
Forward Currency Contracts	(189)
Foreign Currencies	3,283
Change in Unrealized Appreciation (Depreciation)	2,294,992
Net Increase (Decrease) in Net Assets Resulting from Operations	15,576,206
1	Dividends are net of foreign withholding taxes of $10,903.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were less than $1, less than $1, and $6, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,527,034	2,472,502
Realized Net Gain (Loss)	10,754,180	9,283,729
Change in Unrealized Appreciation (Depreciation)	2,294,992	9,782,883
Net Increase (Decrease) in Net Assets Resulting from Operations	15,576,206	21,539,114
Distributions
Investor Shares	(1,346,351)	(775,238)
Admiral Shares	(9,981,772)	(5,673,701)
Total Distributions	(11,328,123)	(6,448,939)
Capital Share Transactions
Investor Shares	(1,289,198)	(711,002)
Admiral Shares	3,363,069	(3,154,837)
Net Increase (Decrease) from Capital Share Transactions	2,073,871	(3,865,839)
Total Increase (Decrease)	6,321,954	11,224,336
Net Assets
Beginning of Period	115,967,829	104,743,493
End of Period	122,289,783	115,967,829
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$47.61	$41.61	$42.19	$50.15	$46.10
Investment Operations
Net Investment Income[1]	.964	.949	.917	.857	.811
Net Realized and Unrealized Gain (Loss) on Investments	5.165	7.588	1.704	(4.681)	6.638
Total from Investment Operations	6.129	8.537	2.621	(3.824)	7.449
Distributions
Dividends from Net Investment Income	(.972)	(.986)	(.921)	(.828)	(.818)
Distributions from Realized Capital Gains	(3.637)	(1.551)	(2.280)	(3.308)	(2.581)
Total Distributions	(4.609)	(2.537)	(3.201)	(4.136)	(3.399)
Net Asset Value, End of Period	$49.13	$47.61	$41.61	$42.19	$50.15
Total Return[2]	14.37%	21.47%	6.94%	-8.43%	17.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,046	$13,936	$12,831	$13,097	$15,469
Ratio of Total Expenses to Average Net Assets[3]	0.24%[4]	0.25%[4]	0.26%[4]	0.25%[4]	0.24%
Ratio of Net Investment Income to Average Net Assets	2.14%	2.16%	2.29%	1.98%	1.70%
Portfolio Turnover Rate[5]	62%	61%	39%	41%	35%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.00%), (0.01%), and (0.02%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and/or broker commission abatement arrangements was 0.24%, 0.25%, 0.26%, and 0.25%, respectively.
5	Includes 0%, 1%, 1%, 8%, and 2%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$82.21	$71.86	$72.86	$86.61	$79.62
Investment Operations
Net Investment Income[1]	1.729	1.700	1.638	1.540	1.464
Net Realized and Unrealized Gain (Loss) on Investments	8.932	13.091	2.945	(8.083)	11.461
Total from Investment Operations	10.661	14.791	4.583	(6.543)	12.925
Distributions
Dividends from Net Investment Income	(1.740)	(1.763)	(1.646)	(1.493)	(1.477)
Distributions from Realized Capital Gains	(6.281)	(2.678)	(3.937)	(5.714)	(4.458)
Total Distributions	(8.021)	(4.441)	(5.583)	(7.207)	(5.935)
Net Asset Value, End of Period	$84.85	$82.21	$71.86	$72.86	$86.61
Total Return[2]	14.48%	21.55%	7.03%	-8.36%	17.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$109,244	$102,031	$91,912	$93,492	$108,386
Ratio of Total Expenses to Average Net Assets[3]	0.16%[4]	0.17%[4]	0.18%[4]	0.17%[4]	0.16%
Ratio of Net Investment Income to Average Net Assets	2.23%	2.24%	2.37%	2.06%	1.77%
Portfolio Turnover Rate[5]	62%	61%	39%	41%	35%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.00%), (0.01%), and (0.02%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and/or broker commission abatement arrangements was 0.16%, 0.17%, 0.18%, and 0.17%, respectively.
5	Includes 0%, 1%, 1%, 8%, and 2%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Wellington Fund
Notes to Financial Statements
Vanguard Wellington Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Wellington Fund
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended November 30, 2025, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open forward currency contracts at November 30, 2025.
8. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended November 30, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Wellington Fund
9. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
10. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the combined index comprising the S&P 500 Index and the Bloomberg Capital U.S. Credit A or Better Bond Index for the preceding three years. For the year ended November 30, 2025, the investment advisory fee represented an effective annual basic rate of 0.08% of the fund’s average net assets before a net decrease of $14,533,000 (0.01%) based on performance.

Wellington Fund
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2025, the fund had contributed to Vanguard capital in the amount of $2,903,000, representing less than 0.01% of the fund’s net assets and 1.16% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the year ended November 30, 2025, these arrangements reduced the fund’s expenses by $153,000 (an annual rate of less than 0.01% of average net assets).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	76,732,346	4,162,616	—	80,894,962
U.S. Government and Agency Obligations	—	9,960,019	37,858	9,997,877
Asset-Backed/Commercial Mortgage-Backed Securities	—	996,468	—	996,468
Corporate Bonds	—	26,569,252	—	26,569,252
Sovereign Bonds	—	730,308	—	730,308
Taxable Municipal Bonds	—	1,668,625	—	1,668,625
Temporary Cash Investments	65,692	1,166,900	—	1,232,592
Total	76,798,038	45,254,188	37,858	122,090,084

Derivative Financial Instruments
Assets
Futures Contracts[1]	30	—	—	30
Swap Contracts	—	24,759	—	24,759
Total	30	24,759	—	24,789
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.  At November 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Interest Rate Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	—	30	30
Unrealized Appreciation—Over-the-Counter Swap Contracts	24,759	—	24,759
Total Assets	24,759	30	24,789
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Wellington Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended November 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	—	(2,637)	—	(2,637)
Swap Contracts	46,695	—	—	46,695
Forward Currency Contracts	—	—	4,121	4,121
Realized Net Gain (Loss) on Derivatives	46,695	(2,637)	4,121	48,179

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	—	7,957	—	7,957
Swap Contracts	24,759	—	—	24,759
Forward Currency Contracts	—	—	(189)	(189)
Change in Unrealized Appreciation (Depreciation) on Derivatives	24,759	7,957	(189)	32,527
G.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	452,522
Total Distributable Earnings (Loss)	(452,522)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,294,887
Undistributed Long-Term Gains	8,430,376
Net Unrealized Gains (Losses)	33,151,396
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	43,876,659
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	3,013,110	2,568,166
Long-Term Capital Gains	8,315,013	3,880,773
Total	11,328,123	6,448,939
*	Includes short-term capital gains, if any.
As of November 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	88,943,060
Gross Unrealized Appreciation	35,534,903
Gross Unrealized Depreciation	(2,387,879)
Net Unrealized Appreciation (Depreciation)	33,147,024

Wellington Fund
H.  During the year ended November 30, 2025, the fund purchased $50,344,965,000 of investment securities and sold $57,005,396,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $20,427,024,000 and $19,915,712,000, respectively.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2025, such purchases were $222,258,000 and sales were $212,431,000, resulting in net realized gain of $5,698,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
I.  Capital share transactions for each class of shares were:
	Year Ended November 30,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	1,072,959	23,713	1,098,669	25,005
Issued in Lieu of Cash Distributions	1,279,379	29,631	737,786	17,686
Redeemed	(3,641,536)	(80,565)	(2,547,457)	(58,291)
Net Increase (Decrease)—Investor Shares	(1,289,198)	(27,221)	(711,002)	(15,600)
Admiral Shares
Issued	5,972,482	76,329	4,538,711	60,184
Issued in Lieu of Cash Distributions	9,189,262	123,213	5,235,097	72,622
Redeemed	(11,798,675)	(153,084)	(12,928,645)	(170,731)
Net Increase (Decrease)—Admiral Shares	3,363,069	46,458	(3,154,837)	(37,925)
J.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Wellington Fund and Shareholders of Vanguard Wellington Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Wellington Fund (one of the funds constituting Vanguard Wellington Fund, referred to hereafter as the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 28, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 25.1%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $976,793,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $330,810,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $8,687,355,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 81.2%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates $29,870,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Q210 012026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - Wellington Fund

A majority of independent trustees of Vanguard Wellington Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The trustees determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The trustees based their decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search Team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search Team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search Team. For each advisor presentation, the trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search Team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangement. Rather, it was the totality of the circumstances that drove the trustees’ decision.

Nature, extent, and quality of services

The trustees reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. The portfolio managers leverage tenured teams of equity and fixed income research analysts who conduct detailed fundamental analysis of their respective industries and companies. In managing the equity portion of the fund, the portfolio manager employs bottom-up, fundamental research focusing on high-quality companies with above-average yields, strong balance sheets, sustainable competitive advantages, and attractive valuations. In managing the fixed income portion of the fund, the portfolio manager focuses on investment-grade corporate bonds. The firm has advised the fund since its inception in 1929.

The trustees concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The trustees considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The trustees did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLINGTON FUND

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 29, 2026

VANGUARD WELLINGTON FUND

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 29, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.